Annual Report as of
May 31, 1999


SEI INSTITUTIONAL
INVESTMENTS TRUST


================================================================================
Large Cap Fund
================================================================================
Small Cap Fund
================================================================================
Core Fixed Income Fund
================================================================================
International Equity Fund
================================================================================


                                     [LOGO]

TABLE OF CONTENTS
================================================================================

Management's Discussion and Analysis
   of Fund Performance..................................................     1
Report of Independent Accountants.......................................     6
Statement of Net Assets/Schedule of Investments.........................     7
Statement of Assets and Liabilities.....................................    32
Statement of Operations.................................................    33
Statement of Changes in Net Assets......................................    34
Financial Highlights....................................................    35
Notes to Financial Statements...........................................    36
Notice to Shareholders..................................................    42

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI Institutional Investments Trust -- May 31, 1999


                                 Large Cap Fund

     Objective: The Large Cap Fund seeks to provide long-term growth of capital and income.

     Strategy: The Large Cap Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

     Analysis: The Large Cap Fund returned 19.40% for the fiscal year ended May 31, 1999 versus the benchmark Russell 1000 Index return of 20.31%. For the period from July 1, 1996 through May 31, 1999 the Large Cap Fund returned 27.69% on an annualized basis outperforming the Russell 1000 Index return of 26.76% over the same time period. The broad market continued to advance over the last fiscal period surviving the aftermath of the Asian crisis of 1997, the collapse of the Ruble and the associated global liquidity crisis and the impeachment of a sitting U.S. president to close the fiscal year near record levels. Larger cap issues were the clear leader of the U.S. market, outperforming small cap stocks by a wide margin. Within large cap, growth stocks outperformed value stocks over most of the fiscal year, although value issues showed signs of a rebound in April and May of 1999.

     From a sector perspective the leaders over the fiscal year were the technology stocks, particularly internet and internet-related names. Retail stocks were also among the market leaders, as domestic economic fundamentals, including employment and consumer confidence, remained strong. Among the lagging groups, resource stocks, including chemicals, energy and metals, suffered from falling prices related to the global economic slowdown. However some specific commodity areas, such as papers, benefited from merger activity as industry competitors began to buy up the companies that Wall Street had beaten down. Defensive groups, including electric and gas utilities and real property, also lagged the broader market averages over the period.

     TCW Funds Management Inc. ("TCW") replaced American Express Asset Management as a sub-adviser to the Fund in September of 1998. It is our belief that the addition of TCW should benefit the Fund over time, providing stock selection expertise in the large cap growth area of the U.S. equity market. Overall the Fund continues to target a style neutral position to the Russell 1000 Index which controls unnecessary risk and puts the focus on stock selection from the six specialist sub-advisers.


================================================================================
                                 LARGE CAP FUND
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                               Annualized
                                     One Year   Inception
                                      Return     to Date
--------------------------------------------------------------------------------
Large Cap Fund                        19.40%     27.25%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investment Trust Large Cap Fund, versus the Frank Russell 1000 Index



                                    [GRAPHIC]


In the printed version of the document, a line graph appears which depicts the following plot points:

                     Large Cap Fund            Frank Russell 20000 Index
                     --------------            -------------------------

      6/30/96            10,000                         10,000
      5/31/97            12,812                         12,697
      5/31/98            17,086                         16,597
      5/31/99            20,400                         19,968


(1) For the period ended May 31, 1999. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI Institutional Investments Trust -- May 31, 1999


                                 Small Cap Fund

     Objective: The Small Cap Fund seeks to provide capital appreciation.

     Strategy: The Small Cap Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund invests in stocks of companies whose prices appear low relative to certain fundamental characteristics as well as companies that are in an early stage or at a transitional point in their development and demonstrated or have potential for above average capital growth. The Small Cap Fund is sub-advised by ten investment managers, who are responsible for the stock selection of the investment portfolio.

     Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles are: price/book, core value, deep-value, conservative growth, momentum, emerging growth, micro-cap, relative price strength and anti-momentum.

     Analysis: The Small Cap Fund returned -5.81 % for the fiscal year ended May 31, 1999 versus the benchmark Russell 2000 Index return of -2.69%. For the period July 1, 1996 through May 31, 1999 the Fund returned 33.63% outperforming the Russell 2000 Index return of 31.44% over the same time period. The fiscal year was dominated by internet companies within small cap growth, which led to a dramatic spread between growth and value stocks in the group. The spread between growth and value was 13% and would have been even larger had it not been for the rotation from growth stocks to value stocks that occurred during April and May.

     Throughout the period the Fund maintained a weighting to internet related issues that was roughly equal to that of the benchmark and therefore participated fully in the strong gains the group enjoyed. Financial, apparel and retail related issues also performed well during the fiscal year for the Fund. The finance area of the portfolio benefited from exposure to online brokerage firms and the trading operations that execute trades for numerous online brokers. Retail and apparel holdings in the fund that added value included primarily specialty retailers, which serve niche markets. These niche players continue to take market share from the traditional department stores with innovative merchandising and leading edge fashions. They tend to be more nimble and closer to their customers, giving them an edge when it comes to knowing or driving the next wave in fashion. Healthcare, telecommunications and business services issues struggled throughout the period. Healthcare holdings that rely on government reimbursements were negatively impacted by concerns over upcoming changes to existing reimbursement rates. Within business services the Fund's exposure to staffing companies was problematic, as employee related costs continued to rise throughout the year, due to a tight labor market. This put a squeeze on profit margins and led to numerous negative earnings surprises among the group.

     Spyglass Asset Management ("Spyglass") was added as a sub-adviser to the Fund in September, 1998. Spyglass brings a "long-term growth" approach of investing in small cap securities that was not present in the Fund. It is our expectation that the addition of such a sub-style investment technique should benefit the Fund over time.

================================================================================


================================================================================
                                  SMALL CAP FUND
================================================================================
                         AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
Small Cap Fund                      (5.81)%       9.34%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Small Cap Fund, versus the
Frank Russell 2000 Index


                                    [GRAPHIC]


In the printed version of the document, a line graph appears which depicts the following plot points:


                     Small Cap Fund            Frank Russell 2000 Index
                     --------------            ------------------------

      6/30/96            10,000                         10,000
      5/31/97            11,199                         11,156
      5/31/98            14,187                         13,525
      5/31/99            13,363                         13,161


(1) For the period ended May 31, 1999. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96.


                             CORE FIXED INCOME FUND

     Objective: The Core Fixed Income Fund seeks to provide current income consistent with the preservation of capital.

     Strategy: The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

     Analysis: The Core Fixed Income Fund returned 4.15% for the fiscal year ended May 31, 1999, slightly under-performing the Lehman Brothers Aggregate Bond Index return of 4.34% over the same time period. Performance was negatively affected by the fund's longer duration posture and by overweights to corporate bonds and mortgage backed securities. Quality exposures, particularly to Baa and split-rated credits, also detracted from performance. The fund benefited from yield curve positioning and security selection.

     Benchmark Treasury yields ended the period 5-10 basis points higher on the longer end of the yield curve and 10 to 40 basis points lower on the short end of the Treasury curve. Fund performance was hurt by rising rates on the longer duration securities. However, the fund benefited from the change in the shape of the yield curve. During the second half of 1998, the global financial crisis dominated bond market performance. Interest rates fell sharply, as the US Federal Reserve lowered the Federal Funds rate 75 basis points to provide liquidity and stability to global financial markets. During the first half of 1999, the interest rate trend reversed. Bond yields rose sharply in response to higher than expected domestic growth and concerns that inflationary pressures were building.

     Spreads on corporate bonds and mortgage-backed securities ended the fiscal year somewhat wider, negatively impacting fund performance. Spreads widened dramatically

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

during the global financial crisis and retraced much of the widening during early 1999, but did not return to pre-crisis levels. Security selection in these sectors contributed to overall fund performance.

     The fund continues to maintain a slightly long duration posture with overweights to the corporate and mortgage backed security sectors. This is in line with the managers' views that economic growth will continue without causing inflationary pressures.


================================================================================
                             CORE FIXED INCOME FUND
================================================================================
                         AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
Core Fixed Income Fund               4.15%        8.07%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Core Fixed Income Fund, versus the Lehman Aggregate Bond Index


                                    [GRAPHIC]


In the printed version of the document, a line graph appears which depicts the following plot points:


                       Core Fixed                       Lehman Aggregate
                       Income Fund                         Bond Index

      6/30/96            10,000                              10,000
      5/31/97            10,685                              10,689
      5/31/98            11,924                              11,856
      5/31/99            12,419                              12,370


(1) For the period ended May 31, 1999. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96.



                            INTERNATIONAL EQUITY FUND

     Objective: The International Equity Fund seeks to provide capital appreciation.

     Strategy: The International Equity Fund is diversified across twenty-six markets and includes commitments to large-cap and small-cap shares. The Fund also seeks to provide U.S. investors with a vehicle for international diversification, which can reduce variability of Fund returns to the extent that foreign markets have a relatively low correlation with the U.S. market. Exposure is also maintained in growth and value styles of active management. The Fund employs four sub-advisers, each providing a unique regional or style management specialty. Allocations to the sub-advisers are carefully managed to ensure proper geographic and market exposure. Emphasis is placed on active security selection as the principal source of value-added as opposed to active country allocation. The Fund does not hedge foreign currency exposure.

     Analysis: The International Equity Fund returned 6.93% for the one year ended May 31, 1999, outperforming the MSCI EAFE Index return of 4.3%. Markets were driven by Japan and the rebounding Asian economies while European markets have been weak. Global industries like telecommunications and banking were two of the best performing groups last year. Both industries, in Europe and in Asia, have benefited from consolidation driven by global competition. In addition to the dramatic rebound in Asia, value stocks have returned to favor as expectations of an economic recovery are realized.

================================================================================


     Despite the dramatic shifts in market leadership, from Europe to Asia, from growth to value, the International Equity Fund outperformed. Because the fund is built to be neutral to regions and styles, it was not negatively affected by such leadership changes. In fact, these risks were controlled and individual company selection added nearly 3.0% above the benchmark over this time period.

     Capital Guardian Trust Company "CGTC" was added to the Fund in July of 1998 to provide an exposure and an expertise in selecting stocks on an industry basis. The addition of CGTC last year contributed to the Fund's outperformance. The Fund's stock selection in the global industries of banks, electronics and telecommunications were all positive contributors for the one year ended May 31, 1999. The strategy coming into 1999 has been to focus on the Asian recovery, whether directly investing in Asia or selecting European stocks with large Asian exposures. The Fund was positioned to accomplish both. The direct investments into Asia and Japan have focused on globally competitive companies in the electronics and commodity sectors. The indirect exposure has come from investments in Standard Chartered, a UK based bank with significant Asian exposure. It has also come in the form of France based retail giant, LVMH whose sales in Asia make up a substantial amount of their revenue.

     Going forward, we will add another investment manager to the strategy to increase our exposure to industry based analysis and stock picking across borders. We continue to manage the strategy to remain neutral to the style and regional allocations of the benchmark, but allowing individual investment decisions based on fundamental research to add value.


================================================================================
                            INTERNATIONAL EQUITY FUND
================================================================================
                         AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
International Equity Fund            6.93%        8.40%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust International Equity Fund, versus the Morgan Stanley MSCI EAFE Index

                                    [GRAPHIC]


In the printed version of the document, a line graph appears which depicts the following plot points:

                      International            Morgan Stanley
                       Equity Fund             MSCI EAFE Index
                      -------------            ---------------

      6/30/96            10,000                    10,000
      5/31/97            10,680                    10,695
      5/31/98            11,791                    11,883
      5/31/99            12,608                    12,401

(1) For the period ended May 31, 1999. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

To the Board of Trustees and Shareholders of The SEI Institutional Investments Trust:

In our opinion, the accompanying statements of net assets for the Large Cap Fund, Small Cap Fund and Core Fixed Income Fund and the statements of assets and liabilities, including the schedules of investments, for the International Equity Fund and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SEI Institutional Investments Trust (the "Trust"), comprised of the Large Cap Fund, Small Cap Fund, Core Fixed Income Fund, and International Equity Fund, respectively, at May 31, 1999, the results of its operations for the year then ended and the changes in its net assets for the two years then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania

July 20, 1999

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Large Cap Fund

--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
Common Stocks -- 98.6%
--------------------------------------------------------------------------------
Aerospace & Defense -- 0.5%
   Cordant Technologies                                  70,900         $  3,439
   Litton Industries*                                    75,900            4,929
                                                                        --------
                                                                           8,368
                                                                        --------
Air Transportation -- 0.3%
   AMR*                                                  45,800            2,980
   Delta Air Lines                                       43,700            2,507
                                                                        --------
                                                                           5,487
                                                                        --------
Aircraft -- 1.7%
   Allied Signal                                        172,600           10,022
   United Technologies                                  283,800           17,613
                                                                        --------
                                                                          27,635
                                                                        --------
Apparel/Textiles -- 0.2%
   VF                                                    60,125            2,766
                                                                        --------
                                                                           2,766
                                                                        --------
Automotive -- 1.7%
   Delphi Automotive Systems*                            32,360              635
   Eaton                                                 34,900            3,043
   Ford Motor                                           279,800           15,966
   General Motors                                        46,300            3,195
   Genuine Parts                                         65,000            2,190
   Navistar International*                               78,800            3,891
                                                                        --------
                                                                          28,920
                                                                        --------
Banks -- 7.2%
   Amsouth Bancorp                                      123,075            3,492
   Astoria Financial*                                    40,600            1,827
   Bank of America                                      411,521           26,620
   Bank One                                             138,426            7,830
   Bankers Trust New York                                25,499            2,360
   Chase Manhattan                                      322,628           23,391
   Comerica                                             108,100            6,533
   Commerce Bancshares                                   43,435            1,789
   Firstar                                              259,700            7,483
   Fleet Financial Group                                148,900            6,124
   Golden West Financial                                 72,200            6,850
   JP Morgan                                             28,100            3,915
   KeyCorp                                              143,600            4,990
   PNC Bank                                             159,900            9,154
   Republic New York                                    112,700            7,657
                                                                        --------
                                                                         120,015
                                                                        --------
Beauty Products -- 2.1%
   Avon Products                                        144,000            7,119
   Colgate-Palmolive                                     68,200            6,811
   Gillette                                             248,800           12,689
   Procter & Gamble                                      85,400            7,974
                                                                        --------
                                                                          34,593
                                                                        --------


--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
Broadcasting, Newspapers & Advertising -- 0.4%
   Cox Communications*                                  140,600         $  5,492
   Fox Entertainment, Cl A*                              71,700            1,828
                                                                        --------
                                                                           7,320
                                                                        --------
Building & Construction -- 0.4%
   Centex                                               119,000            4,410
   Fluor                                                 68,600            2,555
                                                                        --------
                                                                           6,965
                                                                        --------
Chemicals -- 1.5%
   Eastman Chemical                                      69,900            3,539
   FMC*                                                  18,300            1,211
   Lubrizol                                              53,500            1,471
   Millenium Chemicals                                   27,200              678
   Monsanto                                             139,600            5,793
   Nalco Chemical                                        52,100            1,745
   Praxair                                               78,500            3,832
   Union Carbide                                        118,800            6,096
                                                                        --------
                                                                          24,365
                                                                        --------
Communications Equipment -- 1.1%
   GTE                                                   56,800            3,582
   Nokia                                                158,800           11,275
   Tellabs*                                              63,400            3,709
                                                                        --------
                                                                          18,566
                                                                        --------
Computers & Services -- 7.2%
   America Online*                                       88,200           10,529
   Apple Computer*                                       78,800            3,472
   Cisco Systems*                                       296,100           32,275
   Dell Computer*                                       768,400           26,462
   EMC*                                                  40,800            4,065
   Hewlett Packard                                       42,600            4,018
   IBM                                                  185,704           21,600
   Lexmark International Group*                          76,900           10,468
   Quantum*                                              67,600            1,339
   Seagate Technology*                                   97,000            2,928
   Unisys*                                               88,800            3,369
                                                                        --------
                                                                         120,525
                                                                        --------
Concrete & Mineral Products -- 0.1%
   Owens-Corning Fiberglass                              36,100            1,421
                                                                        --------
                                                                           1,421
                                                                        --------
Containers & Packaging -- 0.2%
   Ball                                                  24,100            1,173
   Crown Cork & Seal                                     75,300            2,363
                                                                        --------
                                                                           3,536
                                                                        --------
Drugs -- 5.2%
   Amgen*                                                34,000            2,150
   Bristol-Myers Squibb                                 196,000           13,450
   Genentech*                                            25,700            2,250

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Large Cap Fund -- Continued

--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
   Merck                                                   46,600        $ 3,146
   Pfizer                                                 223,757         23,942
   Pharmacia & Upjohn                                      51,200          2,838
   Schering Plough                                        597,000         26,902
   Warner Lambert                                         186,000         11,532
                                                                         -------
                                                                          86,210
                                                                         -------
Electrical Services -- 3.5%
   AES*                                                    56,000          2,786
   American Electric Power                                 64,200          2,785
   Central & South West                                   104,900          2,701
   Consolidated Edison                                     75,800          3,681
   Constellation Energy Group*                             99,900          3,116
   DTE Energy                                              42,800          1,864
   Edison International                                   104,800          2,882
   Energy East                                            170,600          4,734
   Firstenergy                                             61,800          1,966
   FPL Group                                               99,100          5,766
   New Century Energies                                    37,500          1,516
   PG&E                                                   141,130          4,763
   Pinnacle West Capital                                  210,500          8,815
   Public Service Enterprise Group                         95,000          3,984
   Reliant Energy                                          16,204            494
   Southern                                               193,100          5,479
   Wisconsin Energy                                        69,000          1,915
                                                                         -------
                                                                          59,247
                                                                         -------
Entertainment -- 1.5%
   AT&T-Liberty Media, Cl A*                              185,000         12,291
   Mirage Resorts*                                        486,400          9,971
   Walt Disney                                             71,000          2,068
                                                                         -------
                                                                          24,330
                                                                         -------
Environmental Services -- 0.5%
   Waste Management*                                      151,900          8,032
                                                                         -------
                                                                           8,032
                                                                         -------
Financial Services -- 5.2%
   American Express                                        59,900          7,259
   Associates First Capital                               213,400          8,749
   Bear Stearns                                            85,537          3,796
   Charles Schwab                                          98,750         10,449
   FHLMC                                                   46,100          2,688
   FNMA                                                   105,600          7,181
   Goldman Sachs Group*                                     9,900            673
   Lehman Brothers Holding                                 63,500          3,469
   MBNA                                                   682,662         18,859
   Merrill Lynch                                           55,800          4,687
   Morgan Stanley, Dean Witter,
     Discover                                             106,500         10,277
   T Rowe Price                                           210,700          8,138
                                                                         -------
                                                                          86,225
                                                                         -------

--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco -- 2.3%
   Adolph Coors, Cl B                                      59,900       $  2,845
   Coca-Cola                                              172,100         11,757
   Conagra                                                 92,000          2,398
   IBP                                                    214,800          4,605
   Philip Morris                                          261,400         10,080
   Ralston Purina Group                                   119,800          3,265
   RJR Nabisco Holdings                                   103,200          3,193
                                                                        --------
                                                                          38,143
                                                                        --------
Gas/Natural Gas -- 0.8%
   Enron                                                  133,200          9,507
   Keyspan Energy                                          29,192            788
   National Fuel & Gas                                     51,800          2,461
                                                                        --------
                                                                          12,756
                                                                        --------
Household Furniture & Fixtures -- 3.0%
   Clorox                                                  29,300          2,957
   General Electric                                       173,000         17,592
   Maytag                                                 136,000          9,597
   Solectron*                                             366,000         20,039
                                                                        --------
                                                                          50,185
                                                                        --------
Household Products -- 0.2%
   Whirlpool                                               50,600          3,264
                                                                        --------
                                                                           3,264
                                                                        --------
Insurance -- 7.7%
   Aetna                                                   80,400          7,301
   Allstate                                               247,300          9,011
   Ambac                                                   98,873          5,766
   American General                                        37,400          2,702
   American International Group                           114,750         13,117
   Chubb                                                   60,800          4,260
   Cigna                                                  152,100         14,183
   Citigroup                                              356,000         23,585
   Financial Security Assurance
     Holdings                                              35,800          2,032
   Foundation Health Systems, Cl A*                        21,000            375
   Hartford Financial                                      60,400          3,820
   Jefferson-Pilot                                         51,600          3,493
   Lincoln National                                        35,100          3,571
   Old Republic International                             264,550          4,812
   Pacificare Health Systems, Cl B*                        17,500          1,512
   Progressive of Ohio                                     66,600          9,349
   Providian Financial                                     35,000          3,358
   St Paul                                                128,100          4,556
   Transamerica                                           103,300          7,580
   XL Capital, Cl A                                        65,800          4,001
                                                                        --------
                                                                         128,384
                                                                        --------
Machinery -- 2.8%
   Applied Materials*                                     180,000          9,900
   Cummins Engine                                          33,800          1,711

================================================================================


--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
   NACCO Industries, Cl A                                   10,900       $   813
   PULTE                                                    66,700         1,588
   Timken                                                   73,700         1,515
   Tyco International                                      356,700        31,167
                                                                         -------
                                                                          46,694
                                                                         -------
Measuring Devices -- 0.2%
   Mallinckrodt                                            121,200         4,197
                                                                         -------
                                                                           4,197
                                                                         -------
Medical Products & Services -- 0.5%
   Guidant                                                  37,200         1,860
   Medtronic                                                95,000         6,745
                                                                         -------
                                                                           8,605
                                                                         -------
Metals & Mining -- 0.2%
   Vulcan Materials                                         69,900         3,159
                                                                         -------
                                                                           3,159
                                                                         -------
Miscellaneous Business Services -- 4.5%
   Altera*                                                 208,000         7,241
   BMC Software*                                            52,800         2,610
   Compuware*                                               71,700         2,227
   Fiserv*                                                  45,200         1,695
   Harris                                                   58,700         2,220
   Microsoft*                                              471,200        38,020
   Oracle Systems*                                         115,350         2,862
   Pixar*                                                   56,300         2,224
   Siebel Systems*                                         276,800        12,603
   Sun Microsystems*                                        26,900         1,607
   Sungard Data Systems*                                    51,300         1,796
                                                                         -------
                                                                          75,105
                                                                         -------
Miscellaneous Consumer Services -- 0.4%
   Robert Half International*                              217,800         6,139
                                                                         -------
                                                                           6,139
                                                                         -------
Office Furniture & Fixtures -- 0.6%
   Champion International                                  199,300        10,214
                                                                         -------
                                                                          10,214
                                                                         -------
Paper & Paper Products -- 1.4%
   Consolidated Papers                                      38,400         1,066
   Earthgrains                                              39,700           930
   Georgia-Pacific                                          45,800         3,959
   International Paper                                     246,575        12,329
   Mead                                                     45,950         1,717
   Temple-Inland                                            30,500         2,044
   Westvaco                                                 53,100         1,517
                                                                         -------
                                                                          23,562
                                                                         -------

--------------------------------------------------------------------------------
                                                                       Market
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
Petroleum & Fuel Products -- 1.8%
   Atlantic Richfield                                      126,400       $10,578
   Enron Oil & Gas                                          96,100         1,832
   Noble Drilling*                                         215,000         3,897
   Occidental Petroleum                                    212,500         4,489
   Phillips Petroleum                                      133,100         6,979
   Schlumberger                                             37,800         2,275
                                                                         -------
                                                                          30,050
                                                                         -------
Petroleum Refining -- 3.3%
   Ashland                                                  44,700         1,822
   Chevron                                                  58,900         5,459
   Coastal                                                 139,200         5,368
   Exxon                                                   268,600        21,454
   Lyondell Petrochemical                                   68,000         1,296
   Mobil                                                   104,500        10,581
   Sunoco                                                   76,900         2,341
   Texaco                                                   46,500         3,046
   USX-Marathon Group                                      104,900         3,140
                                                                         -------
                                                                          54,507
                                                                         -------
Photographic Equipment & Supplies -- 0.3%
   Eastman Kodak                                            67,300         4,551
                                                                         -------
                                                                           4,551
                                                                         -------
Printing & Publishing -- 1.5%
   Gannett                                                  92,846         6,708
   Lafarge                                                 101,500         3,394
   Time Warner                                             106,800         7,269
   Tribune                                                  43,200         3,410
   Viacom, Cl B*                                           113,600         4,374
                                                                         -------
                                                                          25,155
                                                                         -------
Professional Services -- 0.9%
   Norfolk Southern                                        184,700         6,049
   Paychex                                                 281,400         8,336
                                                                         -------
                                                                          14,385
                                                                         -------
Railroads -- 1.7%
   Canadian Pacific Ltd.                                    79,700         1,823
   CSX                                                     198,974         9,339
   Kansas City Southern Industries                         201,000        11,306
   Union Pacific                                           105,375         6,013
                                                                         -------
                                                                          28,481
                                                                         -------
Repair Services -- 0.7%
   Federated Department Stores*                            123,300         6,720
   Ryder System                                             14,400           346
   Staples*                                                145,000         4,169
                                                                         -------
                                                                          11,235
                                                                         -------

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999



Large Cap Fund--Continued

--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
Retail -- 8.9%
   Bed Bath & Beyond*                                     101,600       $  3,473
   Costco*                                                 70,500          5,111
   CVS                                                     67,200          3,091
   Darden Restaurants                                     158,400          3,376
   Dayton-Hudson                                          147,400          9,286
   Dillards, Cl A                                          70,500          2,476
   Dollar Tree Stores*                                     55,500          1,866
   Great Atlantic & Pacific Tea                            41,200          1,349
   Home Depot                                             456,600         25,969
   JC Penney                                              165,967          8,578
   Kmart*                                                 335,900          5,164
   Kohls*                                                 250,500         17,081
   Kroger*                                                169,000          9,897
   Lowe's                                                 103,700          5,386
   May Department Stores                                  102,682          4,447
   Ruddick                                                 50,400            888
   Safeway*                                               308,000         14,322
   Sears Roebuck                                          252,500         12,073
   Sodexho Marriott Services*                              89,300          2,032
   Tech Data*                                              32,000          1,177
   TJX                                                     78,600          2,358
   Wal-Mart Stores                                        236,000         10,060
                                                                        --------
                                                                         149,460
                                                                        --------
Rubber & Plastic -- 2.0%
   Cooper Tire & Rubber                                    57,100          1,356
   Dow Chemical                                           180,800         21,967
   Goodyear Tire & Rubber                                 129,000          7,700
   Premark International                                   69,200          2,478
                                                                        --------
                                                                          33,501
                                                                        --------
Semi-Conductors/Instruments -- 2.5%
   Conexant Systems*                                       10,500            407
   Intel                                                  575,136         31,093
   Maxim Integrated Products*                             124,200          6,637
   Vitesse Semiconductor*                                  68,600          3,769
                                                                        --------
                                                                          41,906
                                                                        --------
Specialty Construction -- 0.2%
   Cooper Industries                                       38,246          1,896
   Tecumseh Products, Cl A                                 20,400          1,346
                                                                        --------
                                                                           3,242
                                                                        --------
Specialty Machinery -- 0.1%
   American Standard*                                      35,900          1,660
                                                                        --------
                                                                           1,660
                                                                        --------


--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
Steel & Steel Works -- 0.7%
   AK Steel Holding                                        96,100      $   2,306
   Alcan Aluminum                                         118,233          3,311
   Alcoa                                                   21,000          1,155
   Nucor                                                   61,500          3,071
   Texas Industries                                        42,900          1,560
                                                                       ---------
                                                                          11,403
                                                                       ---------
Technology, General -- 0.1%
   Rockwell International                                  48,500          2,677
                                                                       ---------
                                                                           2,677
                                                                       ---------
Telephones & Telecommunication -- 8.3%
   Airtouch Communications*                                33,600          3,377
   Alltel                                                 107,000          7,671
   Ameritech                                              241,000         15,861
   AT&T                                                   173,650          9,638
   Bell Atlantic                                          171,318          9,380
   BellSouth                                              318,586         15,033
   Lucent Technologies                                    448,100         25,486
   MCI WorldCom*                                          412,625         35,640
   Motorola                                                51,600          4,273
   SBC Telecommunications                                  60,000          3,068
   Sprint                                                  43,200          4,871
   Sprint Corp (PCS Group)*                                21,450            965
   US West                                                 60,600          3,276
                                                                       ---------
                                                                         138,539
                                                                       ---------
Trucking -- 0.0%
   Yellow*                                                 60,700          1,032
                                                                       ---------
                                                                           1,032
                                                                       ---------
Wholesale -- 0.5%
   Arrow Electronics*                                      43,000            747
   Avnet                                                   19,500            849
   BJ's Wholesale Club*                                    97,800          2,543
   CBS                                                     54,700          2,284
   Supervalu                                               89,900          2,180
                                                                       ---------
                                                                           8,603
                                                                       ---------
Total Common Stocks
   (Cost $1,213,975)                                                   1,645,320
                                                                       ---------

U.S. Treasury Obligation -- 0.1%
   U.S. Treasury Bill (A)
     4.680%, 02/03/00                                       2,000          1,937
                                                                       ---------
Total U.S. Treasury Obligation
   (Cost $1,939)                                                           1,937
                                                                       ---------

================================================================================


Large Cap Fund--Concluded

--------------------------------------------------------------------------------
                                                    Shares/Face        Market
Description                                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
Repurchase Agreement -- 0.5%
   J.P. Morgan
     4.780%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $8,684,000 (collateralized
     by Resolution Trust Funding
     Corporation, total par value
     $32,450,000, 8.125%, 10/15/19,
     total market value: $8,912,000)                   $ 8,679      $     8,679
                                                                    -----------
Total Repurchase Agreement
   (Cost $8,679)                                                          8,679
                                                                    -----------

Money Market -- 0.2%
   Evergreen Select Money
     Market Trust                                        3,181            3,181
                                                                    -----------
Total Money Market
   (Cost $3,181)                                                          3,181
                                                                    -----------
Total Investments -- 99.4%
   (Cost $1,227,774)                                                  1,659,117
                                                                    -----------
Other Assets and Liabilities, Net -- 0.6%                                10,828
                                                                    -----------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value)
   based on 88,721,917 outstanding
   shares of beneficial interest                                      1,184,775
Undistributed net investment income                                       2,690
Accumulated net realized gain on
   investments                                                           51,225
Net unrealized appreciation on investments                              431,343
Net unrealized depreciation on futures
   contracts                                                                (88)
                                                                    -----------
Total Net Assets -- 100.0%                                          $ 1,669,945
                                                                    ===========
Net Asset Value, Offering and
   Redemption Price Per Share                                       $     18.82
                                                                    ===========
* Non-income producing security

(A) Security has been pledged as collateral on open futures contracts.

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Corporation



Small Cap Fund

--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Common Stocks -- 96.3%
Aerospace & Defense -- 0.6%
   Aeroflex*                                              15,900        $    232
   Coinstar*                                              43,500             949
   Cordant Technologies                                    4,400             213
   Gencorp                                                25,500             623
                                                                        --------
                                                                           2,017
                                                                        --------
Air Transportation -- 1.3%
   Airborne Freight                                       21,580             558
   Alaska Airgroup*                                       11,800             490
   America West Holdings, Cl B*                           25,200             491
   Atlantic Coast Air*                                    12,000             210
   Continental Airlines, Cl B*                             4,300             169
   International Total Services*                         323,500           1,254
   Skywest                                                53,400           1,242
                                                                        --------
                                                                           4,414
                                                                        --------
Apparel/Textiles -- 1.2%
   Kellwood                                               15,550             369
   Kenneth Cole Production*                                3,500             105
   Mohawk Industries*                                      8,200             239
   Nautica Enterprises*                                   50,200             813
   Pillowtex                                              63,890           1,038
   Quiksilver*                                            41,250           1,176
   Tarrant Apparel Group*                                 12,000             364
                                                                        --------
                                                                           4,104
                                                                        --------
Automotive -- 1.2%
   Arvin Industries                                       33,010           1,296
   Borg-Warner Automotive                                 14,812             821
   Dura Automotive Systems*                               15,000             446
   Gentex*                                                13,000             390
   JLG Industries                                         23,200             448
   Monaco Coach*                                           8,500             255
   Smith (A.O.)                                           15,850             386
   Teleflex                                                3,000             131
                                                                        --------
                                                                           4,173
                                                                        --------
Banks -- 4.0%
   Alliant Techsystems*                                    7,339             624
   Andover Bancorp                                        14,612             426
   Astoria Financial*                                      3,700             166
   Bancorpsouth                                           18,900             322
   Bancwest                                                8,800             334
   Bank North Group                                       30,300             809
   Bank United, Cl A*                                      5,900             244
   Chittenden                                              6,500             189
   City National                                          14,100             555
   Commerce Bancorp New Jersey                             5,035             203
   Community First Bankshares                             11,000             233
   Cullen/Frost Bankers                                   15,500             872
   Dime Bancorp*                                          16,735             341

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Small Cap Fund -- Continued

--------------------------------------------------------------------------------
                                                                       Market
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------
   Downey Financial                                          36,140      $   795
   Firstfed Financial*                                       27,400          517
   Flagstar Bancorp                                          22,200          522
   Hudson United Bancorp                                      3,969          122
   Imperial Bancorp*                                         22,400          431
   Netbank*                                                   4,600          196
   Peoples Heritage Financial Group                          29,700          557
   Republic Bancorp                                          42,306          547
   Resource Bancshares Mortgage
     Group                                                   24,000          252
   Richmond County Financial*                                41,500          757
   Roslyn Bancorp                                            42,660          773
   Southwest Bancorp of Texas*                                7,400          124
   Staten Island Bancorp*                                    48,700          937
   Webster Financial                                         34,900        1,014
   Westamerica Bancorporation                                23,100          798
                                                                         -------
                                                                          13,660
                                                                         -------
Beauty Products -- 0.3%
   Church & Dwight                                            8,700          371
   Playtex Products*                                         39,400          596
                                                                         -------
                                                                             967
                                                                         -------
Broadcasting, Newspapers & Advertising -- 1.4%
   Antec*                                                    23,900          701
   Big Flower Holdings*                                      14,000          436
   Emmis Broadcasting*                                       12,800          598
   Lamar Advertising*                                        16,200          553
   McClatchy Newspapers, Cl A                                 3,800          140
   Metro Networks*                                           15,600          868
   Pegasus Communications*                                   14,400          680
   Radio One*                                                 4,300          173
   TMP Worldwide*                                            14,900          727
                                                                         -------
                                                                           4,876
                                                                         -------
Building & Construction -- 1.9%
   Centex                                                    22,260          825
   Crossman Communities*                                     56,200        1,468
   Jacobs Engineering Group*                                  8,300          309
   Lennar                                                    15,300          346
   MDC Holdings                                              49,190          971
   Ryland Group                                              33,100          921
   Standard Pacific                                          52,500          689
   US Home*                                                  10,800          373
   Webb (Del E.)                                             18,500          416
                                                                         -------
                                                                           6,318
                                                                         -------
Building & Construction Supplies -- 0.9%
   Granite Construction                                       4,000          112
   Metals Isa*                                               82,900          953
   NCI Building Systems*                                     55,000        1,389


--------------------------------------------------------------------------------
                                                                       Market
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------
   Nortek*                                                   14,400      $   441
                                                                         -------
                                                                           2,895
                                                                         -------
Chemicals -- 1.0%
   Albemarle                                                  8,100          182
   Cytec Industries*                                         10,500          288
   Dexter                                                    26,290        1,019
   Ethyl                                                     85,800          429
   Geon                                                      15,000          452
   MacDermid                                                  7,800          314
   OM Group                                                   8,300          310
   Wellman                                                   27,300          372
                                                                         -------
                                                                           3,366
                                                                         -------
Communications Equipment -- 3.7%
   C-Cor Electronics                                          4,500          106
   Concord Communications*                                    6,100          271
   CTS                                                        5,300          297
   DII Group*                                                27,000          889
   Dionex*                                                    2,000           82
   DM Management*                                            60,000          967
   Inet Technologies*                                         1,650           28
   Intervoice*                                               17,800          198
   MCleodusa, Cl A*                                          17,300          926
   Melita International*                                    108,800        1,584
   Mercury Interactive*                                      27,800          914
   Plantronics*                                               3,600          220
   Polycom*                                                  54,500        1,397
   Power Integration*                                        56,200        2,729
   Proxim*                                                    5,700          219
   Research In Motion*                                       13,000          183
   Sawtek*                                                   17,500          693
   Starmedia Network*                                           250           15
   Vishay Intertechnology*                                   33,500          697
                                                                         -------
                                                                          12,415
                                                                         -------
Computers & Services -- 2.5%
   Apex PC Solutions*                                        57,300        1,031
   Apple Computer*                                            7,300          322
   Bell & Howell*                                            14,200          540
   Computer Network Technology*                              10,800          273
   Comverse Technology*                                       8,900          601
   Cybex Computer Products*                                   9,200          209
   Global Imaging Systems*                                   23,000          362
   Jabil Circuit*                                            22,100        1,066
   Javelin Systems*                                          32,900          426
   Micros Systems*                                            5,000          156
   National Computer Systems                                 19,720          616
   Neomagic*                                                 18,600          153
   Psinet*                                                   10,300          458
   QRS*                                                      16,000        1,214
   Scient                                                    10,350          519

================================================================================


--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
   SCM Microsystems*                                        3,600        $   209
   Visual Networks*                                        13,000            383
                                                                         -------
                                                                           8,538
                                                                         -------
Concrete & Mineral Products -- 0.4%
   Dal-Tile International*                                 17,600            173
   Ferro                                                    9,750            283
   Florida Rock Industries                                 18,660            744
   Owens-Corning Fiberglass                                 7,100            280
                                                                         -------
                                                                           1,480
                                                                         -------
Consumer Products -- 0.8%
   Brown Shoe                                              24,700            469
   Jakks Pacific*                                          12,700            352
   Nine West Group*                                        19,000            527
   Public Service of New Mexico                            47,990            996
   Stride Rite                                             37,900            396
                                                                         -------
                                                                           2,740
                                                                         -------
Containers & Packaging -- 0.2%
   Ball                                                     6,600            321
   Ivex Packaging*                                         10,400            200
                                                                         -------
                                                                             521
                                                                         -------
Drugs -- 2.7%
   Alkermes*                                                8,100            200
   Alpharma, Cl A                                           9,800            262
   Andrx                                                    1,900            192
   Biomatrix*                                              44,400          1,360
   Chattem*                                                13,000            468
   ChiRex*                                                  4,800            145
   Cytyc*                                                  59,900          1,243
   IDEC Pharmaceuticals*                                   11,100            560
   Incyte Pharmaceuticals*                                 21,500            559
   Ivax                                                    40,400            543
   Jones Pharmaceuticals                                   17,000            605
   Liposome*                                               16,800            240
   Medco Research*                                          6,200            146
   Medicis Pharmaceutical, Cl A*                           29,000            776
   Ocular Sciences*                                        47,400          1,446
   Parexel International*                                  11,000            263
   Roberts Pharmaceutical*                                 12,300            234
                                                                         -------
                                                                           9,242
                                                                         -------
Electrical Services -- 2.5%
   Bec Energy                                               3,600            158
   Calpine*                                                17,500            948
   Cleco                                                   22,900            757
   Commonwealth Energy System                              22,330            946
   Conectiv                                                16,500            398
   El Paso Electric*                                      120,600          1,033
   Esco Electronics*                                       27,900            337


--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
   Gemstar International*                                  24,600         $1,521
   Nevada Power                                            17,500            440
   Orange & Rockland Utility                                3,300            192
   Rochester Gas & Electric                                13,900            388
   Sierra Pacific Resources                                18,260            664
   United Illuminating                                     11,900            521
                                                                          ------
                                                                           8,303
                                                                          ------
Entertainment -- 0.6%
   Ambassador International*                               33,000            472
   Cinar Films, Cl B*                                       6,000            142
   King World Productions*                                  9,600            320
   Macrovision*                                            23,100          1,051
                                                                          ------
                                                                           1,985
                                                                          ------
Environmental Services -- 0.3%
   Casella Waste Systems, Cl A*                            35,750            704
   II Group*                                               17,100            287
                                                                          ------
                                                                             991
                                                                          ------
Financial Services -- 2.8%
   Bear Stearns                                             5,400            240
   Creditrust*                                             19,300            456
   Donaldson, Lufkin & Jenrette*                            2,850            118
   DVI*                                                    17,000            265
   Financial Federal*                                      41,800            935
   Franchise Finance of America                            23,400            576
   Hambrecht & Quist*                                       4,100            147
   Heller Financial*                                       19,600            583
   Inacom*                                                 93,800          1,038
   Investment Technology Group*                            12,285            544
   John Nuveen, Cl A                                        3,100            131
   JSB Financial                                           12,100            620
   Knight/Trimark Group, Cl A*                             11,900            666
   Legg Mason                                              24,500            828
   Metris*                                                 11,522            672
   Microfinancial*                                         15,700            190
   Nextcard*                                                  550             16
   NVR*                                                     3,900            188
   Prism Financial                                         25,600            566
   Waddell & Reed Financial, Cl A*                         32,900            806
                                                                          ------
                                                                           9,585
                                                                          ------
Food, Beverage & Tobacco -- 1.6%
   Adolph Coors, Cl B                                      18,060            858
   Aurora Foods*                                           38,900            661
   Corn Products International                              9,000            265
   Dean Foods                                              12,200            457
   Hain Food Group*                                        31,800            628
   Pilgrims Pride                                          17,900            370

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Small Cap Fund--Continued

--------------------------------------------------------------------------------
                                                                       Market
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------
Robert Mondavi*                                               7,700      $   260
   Universal                                                 28,500          745
   Universal Foods                                           14,700          337
   UST                                                        1,702           41
   Wild Oates Markets*                                       24,800          727
                                                                         -------
                                                                           5,349
                                                                         -------
Gas/Natural Gas -- 1.0%
   Connecticut Energy                                        20,400          766
   Energen                                                   20,220          387
   Oneok                                                     12,400          372
   Southwest Gas                                             25,900          732
   Washington Gas Light                                      22,300          545
   Wicor                                                     21,000          536
                                                                         -------
                                                                           3,338
                                                                         -------
Glass Products -- 0.1%
   Libbey                                                     7,300          219
                                                                         -------
                                                                             219
                                                                         -------
Hotels & Lodging -- 0.6%
   Extended Stay America*                                    97,500        1,036
   Four Seasons Hotel                                        18,700          785
                                                                         -------
                                                                           1,821
                                                                         -------
Household Furniture & Fixtures -- 1.1%
   Ethan Allen Interiors                                     34,650        1,104
   Furniture Brands International*                           30,400          737
   Meadowcraft*                                             137,100        1,337
   O'Sullivan Industries Holdings*                           35,360          588
                                                                         -------
                                                                           3,766
                                                                         -------
Household Products -- 0.8%
   Helen of Troy Ltd.*                                       39,100          621
   Lifetime Hoan                                            176,200        1,575
   Salton/Maxim Housewares*                                   1,800           77
   Thomas Industries                                         23,665          479
                                                                         -------
                                                                           2,752
                                                                         -------
Insurance -- 3.8%
   American Heritage                                         20,360          473
   Amerin*                                                   16,900          454
   Annuity & Life Re Holdings*                               28,000          721
   Arm Financial                                             10,000          150
   Arthur J Gallegher                                         8,800          428
   CNA Surety*                                               29,000          421
   Concentra Managed Care*                                   90,700        1,332
   Delphi Financial Group, Cl A*                             10,590          367
   EW Blanch Holdings                                         9,500          608
   FBL Financial Group, Cl A                                 24,900          500
   Financial Security Assurance
     Holdings                                                 9,000          511
   First American Financial                                  36,560          601


--------------------------------------------------------------------------------
                                                                       Market
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------
   Frontier Insurance Group                                  30,400      $   523
   HCC Insurance Holdings                                     7,000          156
   Healthcare Recoveries*                                   272,700        1,108
   Horace Mann Educators                                     12,100          313
   Lasalle Re Holdings                                       12,600          178
   Life USA Holdings*                                        20,200          403
   Nationwide Financial Services                             13,800          596
   Oxford Health Plans*                                       5,800          111
   Presidential Life                                         44,390          816
   Rehabcare Group*                                          73,600        1,582
   Reliance Group Holdings                                   33,000          328
   Stewart Information Services                              11,200          218
                                                                         -------
                                                                          12,898
                                                                         -------
Leasing & Renting -- 0.6%
   Rent-A-Center*                                            18,300          472
   Rent-Way*                                                 34,000          854
   Rental Service*                                           15,700          375
   Xtra                                                      10,400          463
                                                                         -------
                                                                           2,164
                                                                         -------
Leisure Products -- 0.4%
   Acclaim Entertainment*                                    27,200          176
   Boyds Collection*                                         26,100          339
   Standard Motor Products                                   31,900          760
   T-HQ*                                                      8,100          191
                                                                         -------
                                                                           1,466
                                                                         -------
Lumber & Wood Products -- 0.2%
   TJ International                                          20,610          567
                                                                         -------
                                                                             567
                                                                         -------
Machinery -- 3.1%
   Amcast Industrial                                         20,810          350
   Applied Power                                              9,000          218
   Aptar Group                                               14,000          385
   Astec Industries*                                          3,800          142
   Briggs & Stratton                                          8,300          519
   Commercial Intertech                                      25,200          381
   Cree Research*                                            25,200        1,388
   Flowserve                                                 12,800          262
   Gardner Denver Machinery*                                 14,645          251
   Gehl*                                                     11,400          237
   Gleason                                                   17,500          293
   Gradall Industries*                                       70,900        1,400
   Lincoln Electric Holdings                                 21,800          488
   Micrel*                                                    8,000          448
   Moog*                                                     22,100          606
   Omniquip International*                                   67,200          710
   Pentair                                                   12,300          543
   PULTE                                                     31,400          748
   SPS Technologies*                                         14,400          610
   Varco International*                                      54,300          495
                                                                         -------
                                                                          10,474
                                                                         -------

================================================================================


--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
Manufacturing -- 0.4%
   Champion Enterprises*                                    7,600        $   155
   Donaldson                                                3,000             73
   NCH                                                      7,150            392
   Newport News Shipbuilding                               29,600            814
                                                                         -------
                                                                           1,434
                                                                         -------
Marine Transportation -- 0.3%
   Avondale Industries*                                    19,460            710
   Oak Industries*                                          3,300            159
                                                                         -------
                                                                             869
                                                                         -------
Measuring Devices -- 0.1%
   Tektronix                                               10,100            234
                                                                         -------
                                                                             234
                                                                         -------
Medical Products & Services -- 4.8%
   Apria Healthcare Group*                                  8,800            182
   Coast Dental Services*                                 194,900          1,364
   Conmed*                                                  7,500            255
   Dentsply International                                   3,100             84
   Eclipse Surgical Technologies*                          21,800            196
   Gliatech*                                                5,100            131
   Impath*                                                  9,500            262
   Invacare                                                 7,500            187
   Laser Vision Centers*                                   19,750          1,126
   Lasersight*                                             10,000            173
   Lifepoint Hospitals*                                    20,900            209
   Lincare Holdings*                                        7,600            187
   Maxxim Medical*                                         10,200            162
   Medquist*                                               40,000          1,470
   Minimed*                                                10,800            638
   Novacare*                                               50,360            107
   Osteotech*                                              21,850            776
   Pediatrix Medical Group*                                 5,800            131
   Perclose*                                               10,000            394
   Pharmaceutical Product
     Development*                                          11,700            313
   Prime Medical Services*                                136,600          1,007
   Province Healthcare*                                     2,200             48
   Quest Diagnostic*                                       19,800            506
   Resmed*                                                 44,400          1,246
   Sabratek*                                               21,500            486
   Steris*                                                 11,900            197
   Summit Technology*                                      31,000            612
   Superior Consultants*                                   13,100            492
   Techne*                                                  3,600             90
   TLC Laser Center*                                       15,500            682
   Trigon Healthcare*                                      23,300            888
   Universal Health Services, Cl B*                         4,000            200
   Visix Space*                                            10,700            556
   Xomed Surgical Products*                                23,550            960
                                                                         -------
                                                                          16,317
                                                                         -------


--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
Metals & Mining -- 0.3%
   Cleveland Cliffs                                        21,400         $  792
   Kaiser Aluminum*                                        29,800            261
                                                                          ------
                                                                           1,053
                                                                          ------
Miscellaneous Business Services -- 11.2%
   @plan.inc*                                              12,500            165
   Abacus Direct*                                           2,800            206
   ABM Industries                                           7,300            199
   Acxiom*                                                  6,000            162
   Advent Software*                                        15,700          1,107
   Advo Systems*                                           10,400            206
   American Management Systems                             17,300            549
   Answerthink Consulting Group*                           18,800            496
   Barra*                                                  10,800            259
   BEA Systems*                                            35,300            719
   Beyond.com*                                             29,700            631
   Black Box*                                               4,500            205
   Brio Technology*                                        30,500            397
   Brocade Communication Systems,*                            550             35
   Business Objects*                                        5,000            144
   Career Education*                                        2,500             88
   Carey International*                                    44,200            829
   Checkpoint Software*                                    11,800            522
   Compass International Services*                         84,500            565
   Complete Business Solutions*                             7,700            187
   Computer Task Group                                     11,900            198
   Concord EFS*                                             7,700            261
   CSG Systems International*                               5,100            163
   Data Processing Resources*                              26,700            406
   Dendrite International*                                  9,400            310
   Digital River*                                           6,300            152
   Dset*                                                   44,600            552
   Earthlink Network*                                       8,400            449
   Fundtech*                                               21,000            672
   Global Vacation Group*                                  18,200            155
   Globix*                                                 12,300            431
   Hooper Holmes                                           10,100            183
   IMR Global*                                             54,800          1,147
   Infoseek*                                                8,600            360
   Intervu*                                                 4,600            159
   ISS Group*                                              20,000            560
   Jack Henry & Associates                                  4,600            162
   Juno Online Services*                                   10,350            127
   Keane*                                                  22,500            653
   Labor Ready*                                            28,850          1,028
   Lason*                                                  23,000            881
   Macromedia*                                             23,400            897
   Mastech*                                                29,400            564
   Memberworks*                                            17,500            792
   Mentor Graphics*                                        14,600            184
   Metro Information Services*                              9,600            221
   Metzler Group*                                          24,500            802

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Small Cap Fund--Continued

--------------------------------------------------------------------------------
                                                                       Market
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
   Micromuse*                                                5,400       $   215
   Midway Games*                                            23,700           252
   Mindspring Enterprises*                                  10,450           773
   National Instruments*                                     8,000           305
   NCO Group*                                               32,200           982
   Netopia*                                                 24,000           675
   Network Solutions*                                        8,800           560
   On Assignment*                                           15,300           392
   Peregrine Systems*                                       45,200         1,037
   Pervasive Software*                                      32,600           558
   Progress Software*                                       10,000           261
   RCM Technologies*                                        98,400         1,445
   Redback Networks*                                         4,750           520
   Remedy Temp*                                             84,500         1,141
   Sensormatic Electronics                                  34,100           456
   Sungard Data Systems*                                     7,700           270
   Superior Services*                                       24,900           534
   Symantec*                                                41,800         1,024
   Transaction Systems Architects*                           7,800           249
   TSI International Software*                              29,800           659
   Verio*                                                   18,200           987
   Verity*                                                  17,800           591
   Vignette*                                                 8,000           474
   Visio*                                                   60,700         1,996
   Wackenhut Corrections*                                   11,000           220
   Xircom*                                                  53,100         1,341
                                                                         -------
                                                                          38,057
                                                                         -------
Miscellaneous Consumer Services -- 0.4%
   ASI Solutions*                                           71,600           609
   CSK Auto*                                                 8,000           238
   G & K Services                                            6,000           284
   Regis                                                    10,500           253
   Unifirst                                                  6,500           117
                                                                         -------
                                                                           1,501
                                                                         -------
Miscellaneous Manufacturing -- 0.6%
   Blyth Industries*                                        15,700           440
   Commscope*                                               22,700           596
   Department 56*                                            6,000           199
   RTI International Metals*                                 9,700           129
   Superior Telecom*                                         7,125           211
   Varlen                                                   16,500           623
                                                                         -------
                                                                           2,198
                                                                         -------
Miscellaneous Transportation -- 0.1%
   Fleetwood Enterprises                                     7,000           178
   Harsco                                                    6,800           222
                                                                         -------
                                                                             400
                                                                         -------
Office Furniture & Fixtures -- 0.2%
   Kimball International, Cl B                              35,020           630
                                                                         -------
                                                                             630
                                                                         -------


--------------------------------------------------------------------------------
                                                                       Market
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
Paper & Paper Products -- 0.8%
   Chesapeake                                               13,300        $  480
   Domtar                                                   53,400           421
   Mail-Well*                                               74,600         1,105
   Rock Tenn, Cl A                                          28,200           427
   Shorewood Packaging*                                      7,000           120
                                                                          ------
                                                                           2,553
                                                                          ------
Petroleum & Fuel Products -- 1.0%
   Atwood Oceanic*                                          10,900           316
   Berry Petroleum                                          42,700           608
   Cal Dive International*                                   8,500           208
   Devon Energy                                             24,500           851
   Giant Industries                                         24,400           258
   Ocean Energy*                                            36,300           358
   Oceaneering International*                                9,900           153
   Seitel*                                                  10,100           160
   Swift Energy*                                            31,200           404
   Tom Brown*                                                7,000            91
                                                                          ------
                                                                           3,407
                                                                          ------
Petroleum Refining -- 0.5%
   Tesoro Petroleum*                                        80,300           949
   Valero Energy                                            33,400           670
                                                                          ------
                                                                           1,619
                                                                          ------
Photographic Equipment & Supplies -- 0.2%
   Pinnacle Systems*                                        10,200           528
                                                                          ------
                                                                             528
                                                                          ------
Printing & Publishing -- 1.5%
   Bowne                                                    15,500           260
   Electronics for Imaging*                                 15,100           741
   Lone Star Industries                                     75,980         2,707
   Southdown                                                12,200           773
   Standard Register                                         5,810           173
   Valassis Communications*                                 13,600           473
                                                                          ------
                                                                           5,127
                                                                          ------
Professional Services -- 3.7%
   AHL Services*                                            18,300           485
   American Oncology Resources*                             41,600           423
   CDI*                                                      4,500           146
   Consolidated Graphics*                                   70,900         3,270
   Devry*                                                   20,900           465
   Ecsoft Group PLC*                                        15,900           227
   Educational Management*                                  33,900           606
   FYI*                                                      4,400           121
   International Network Services*                          24,600           919
   ITT Educational Services*                                24,700           588
   Nextera Enterprises, Cl A*                                8,000            68
   Pre Paid Legal*                                          12,700           337

================================================================================


--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
   Profit Recovery Group
     International*                                        26,800        $   987
   Promedco Management*                                   296,700          1,205
   Stein Mart*                                            129,500          1,190
   Strayer Education                                        4,300            125
   Sylvan Learning Systems*                                38,250          1,042
   Tetra Tech*                                             14,062            299
   URS*                                                     7,400            182
                                                                         -------
                                                                          12,685
                                                                         -------
Railroads -- 0.4%
   Coach USA*                                              49,400          1,439
                                                                         -------
                                                                           1,439
                                                                         -------
Real Estate -- 0.5%
   Catellus Development*                                   29,900            460
   CB Richard Ellis Services*                              28,100            544
   Centex Construction Products                             5,100            183
   Trammell Crow*                                          21,800            403
                                                                         -------
                                                                           1,590
                                                                         -------
Retail -- 9.5%
   Action Performance*                                     20,200            768
   American Eagle Outfitters*                              31,600          1,290
   Ames Department Stores*                                  3,600            148
   Ann Taylor Stores*                                       5,300            229
   Applebees International                                 44,200          1,304
   Barnes&noble.com*                                        1,150             27
   Bebe Stores*                                            21,200            612
   Buckle*                                                 11,800            327
   CDW Computer Centers*                                    4,400            191
   Cheap Tickets*                                          16,300            513
   Children's Place Retail Stores*                         42,400          1,651
   Cost Plus*                                              20,400            762
   Darden Restaurants                                       3,600             77
   Dress Barn*                                             23,670            348
   Finish Line*                                            96,800          1,192
   Foodmaker*                                               8,600            232
   Footstar*                                               18,000            699
   Grand Union*                                            58,500            600
   Haverty Furniture                                       14,200            419
   Hollywood Entertainment*                                25,750            663
   Homebase*                                              114,900            653
   Intimate Brands                                          5,100            264
   Jo-Ann Stores, Cl A*                                    81,600          1,372
   Linens N Things*                                        20,600            821
   Michaels Stores*                                        12,400            332
   Musicland Stores*                                        2,500             22
   Neiman-Marcus Group                                     14,600            402
   Pacific Sunwear of California*                          32,750          1,228
   Paul Harris Stores*                                    179,600          1,167
   Pier 1 Imports                                          98,500          1,090
   PJ America*                                             20,100            471
   Rare Hospitality International*                         16,600            382


--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
   Ross Stores*                                            14,900        $   684
   Ruby Tuesday                                            29,500            548
   Ryan's Family Steak Houses*                             89,830          1,050
   Shopko Stores                                           50,250          1,784
   Sonic Automotive*                                        6,800             88
   Sonic*                                                  17,100            471
   Systemax*                                               94,700          1,290
   Talbots                                                  7,100            225
   Track 'n Trail*                                        276,700            588
   Wet Seal, Cl A*                                         13,800            383
   Whitehall Jewellers*                                    98,100          1,766
   Whole Foods Market*                                     21,500            892
   Williams Sonoma*                                         8,800            262
   Zale*                                                   45,900          1,770
                                                                         -------
                                                                          32,057
                                                                         -------
Rubber & Plastic -- 1.0%
   Carlisle Companies                                       5,300            248
   Cooper Tire & Rubber                                    23,400            556
   Mark IV Industries                                      71,000          1,314
   Reebok International                                    33,300            662
   Spartech                                                 2,600             63
   Tupperware                                              24,200            538
                                                                         -------
                                                                           3,381
                                                                         -------
Semi-Conductors/Instruments -- 2.5%
   Alpha Industries*                                       15,800            550
   Applied Micro Circuits*                                 19,400          1,147
   Benchmark Electronics*                                  12,700            381
   Conexant Systems*                                       12,000            465
   Flextronics International*                              22,900          1,145
   Lattice Semiconductor*                                   3,000            147
   Qlogic*                                                  7,600            834
   RF Micro Devices*                                        5,400            230
   Stoneridge*                                             23,400            335
   Transwitch*                                             48,100          2,225
   Vitesse Semiconductor*                                  17,300            950
                                                                         -------
                                                                           8,409
                                                                         -------
Specialty Construction -- 0.7%
   Caprock Communications*                                 19,500            436
   DR Horton*                                             100,100          1,702
   Elcor                                                    5,300            214
   Insituform Technologies*                                 7,000            117
                                                                         -------
                                                                           2,469
                                                                         -------
Specialty Machinery -- 0.4%
   Cooper Cameron*                                         21,200            767
   Hussman International                                   13,800            221
   Tecumseh Products, Cl A                                  6,000            396
                                                                         -------
                                                                           1,384
                                                                         -------
Steel & Steel Works -- 1.1%
   AK Steel Holding                                        46,900          1,126

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Small Cap Fund--Continued

--------------------------------------------------------------------------------
                                                                       Market
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
   Armco*                                                   81,200       $   523
   Bethlehem Steel*                                         66,300           551
   LTV                                                      37,700           231
   National Steel, Cl B*                                    34,430           263
   Reliance Steel & Aluminum                                16,140           575
   Ryerson Tull                                             23,659           544
                                                                         -------
                                                                           3,813
                                                                         -------
Telephones & Telecommunication -- 3.2%
   Allegiance Telecommunications*                           34,000         1,258
   American Tower Systems*                                  28,900           650
   Concentric Network*                                      39,800         1,286
   Destia Communications*                                   15,750           173
   Dycom Industry*                                           5,300           256
   Electric Lightwave*                                      49,900           586
   Exodus Communications*                                    3,800           285
   Gilat Satellite Networks*                                 9,700           512
   ICG Communications*                                      36,400           694
   ITC Deltacom*                                            13,700           327
   IXC Communications*                                      16,700           601
   Metro One Telecommunications*                            16,800           254
   Metromedia Fiber Network*                                15,400           622
   Northpoint Communications*                                5,150           219
   Pacific Gateway Exchange*                                 8,000           315
   Pinnacle Holdings*                                       27,200           495
   Primus Telecommunications
     Group*                                                 25,900           431
   Princeton Video Image*                                   96,100           607
   Teligent*                                                 8,500           418
   Transaction Network Services*                            10,900           292
   Viatel*                                                  15,900           716
                                                                         -------
                                                                          10,997
                                                                         -------
Testing Laboratories -- 0.3%
   Medimmune*                                               12,100           770
   Plexus*                                                   5,400           165
                                                                         -------
                                                                             935
                                                                         -------
Transportation Services -- 0.4%
   Forward Air*                                             21,200           580
   GATX                                                     18,280           709
                                                                         -------
                                                                           1,289
                                                                         -------
Trucking -- 1.9%
   Arkansas Best*                                           21,900           194
   CH Robinson Worldwide                                     5,000           162
   Consolidated Freightways*                                27,000           361
   Expeditors International of
   Washington                                                6,900           384
   Iron Mountain*                                           38,200         1,055
   Landstar System*                                          6,100           230
   Motor Cargo Industries*                                 157,400         1,259



--------------------------------------------------------------------------------
                                                                       Market
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
   Pittston Services                                        14,300       $   408
   Rollins Truck Leasing                                    47,850           520
   Swift Transportation*                                    12,375           226
   USFreightways                                            31,220         1,229
   Werner Enterprises                                        7,500           145
   Yellow*                                                  18,820           320
                                                                         -------
                                                                           6,493
                                                                         -------
Wholesale -- 4.7%
   Airgas*                                                  23,300           266
   Amerisource Health*                                      10,500           310
   Barnes Group                                             21,160           488
   Bindley Western Industries                               35,300         1,063
   BJ's Wholesale Club*                                     48,200         1,253
   Central Garden & Pet*                                    78,500         1,060
   Commercial Metals                                        11,600           272
   Genesis Microchip*                                       24,600           446
   Greenbrier                                               11,400           106
   Ha Lo Industries*                                        15,750           190
   Handleman                                                22,400           265
   Harmonic Lightwaves*                                      5,700           281
   Hughes Supply                                             7,300           197
   Ingram Micro*                                             5,400           157
   Insight Enterprises*                                     39,150           993
   Meade Instruments*                                      116,600         1,574
   Meritor Automotive                                       18,200           444
   Officemax*                                               41,200           474
   Patterson Dental*                                        16,600           608
   Performance Food Group*                                   6,500           155
   Playboy Enterprises*                                     12,300           358
   Priority Healthcare, Cl B*                               40,050         1,367
   Richardson Electronics                                  105,100           690
   Richfood Holdings                                         2,900            37
   SCP Pool*                                                41,200           788
   Tower Automotive*                                        57,200         1,308
   United Stationers                                        28,000           525
   US Foodservice*                                           8,000           356
                                                                         -------
                                                                          16,031
                                                                         -------
Total Common Stocks
   (Cost $297,042)                                                       326,303
                                                                         -------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill (A)
     4.680% 02/03/00                                           800           775
                                                                         -------
Total U.S. Treasury Obligation
   (Cost $775)                                                               775
                                                                         -------

================================================================================


Small Cap Fund--Concluded

--------------------------------------------------------------------------------
                                                     Shares/Face      Market
Description                                          Amount (000)   Value (000)
-------------------------------------------------------------------------------
Money Market -- 0.7%
   Evergreen Select Money
     Market Trust                                         2,303       $   2,303
                                                                      ---------
Total Money Market
   (Cost $2,303)                                                          2,303
                                                                      ---------

Repurchase Agreements -- 1.1%
   J.P. Morgan
     4.780%, dated 05/28/99, matures
     06/01/99, repurchase price
     $3,718,000 (collateralized by
     Resolution Trust Funding
     Corporation, total par value
     $13,900,000, 8.125%, 10/15/19,
     total market value: $3,817,000)                    $ 3,716           3,716
                                                                      ---------
Total Repurchase Agreements
   (Cost $3,716)                                                          3,716
                                                                      ---------
Total Investments -- 98.3%
   (Cost $303,836)                                                      333,097
                                                                      ---------
Other Assets & Liabilities, Net -- 1.7%                                   5,742
                                                                      ---------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 29,853,898 outstanding shares
   of beneficial interest                                               335,268
Undistributed net investment income                                         104
Accumulated net realized loss on
    investments                                                         (25,805)
Net unrealized appreciation on
   investments                                                           29,261
Net unrealized appreciation on
   futures contracts                                                         11
                                                                      ---------
Total Net Assets -- 100.0%                                            $ 338,839
                                                                      =========

Net Asset Value, Offering and Redemption
   Price Per Share                                                    $   11.35
                                                                      =========

(A) Security has been pledged as collateral on open futures contracts.

Cl -- Class

FNMA -- Federal National Mortgage Corporation




Core Fixed Income Fund

--------------------------------------------------------------------------------
                                                          Face         Market
Description                                           Amount (000)   Value (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 24.9%
   U.S. Treasury Bonds
    10.750%, 08/15/05                                   $  3,425        $  4,291
     9.250%, 02/15/16                                     85,495         113,181
     6.375%, 08/15/27                                     20,305          21,178
     6.125%, 11/15/27                                     17,560          17,750
     5.500%, 08/15/28                                        200             187
   U.S. Treasury Notes
     5.875%, 11/15/99                                      1,760           1,768
     6.375%, 01/15/00                                        525             529
     5.500%, 02/29/00                                      3,140           3,152
     5.000%, 02/28/01                                      1,045           1,038
     4.875%, 03/31/01                                      1,000             991
     5.500%, 03/31/03                                      5,960           5,923
     5.500%, 05/31/03                                        350             348
     5.250%, 08/15/03                                        250             246
     6.500%, 10/15/06                                        330             343
   U.S. Treasury Notes (E)
     3.375%, 01/15/07                                      7,974           7,721
     3.625%, 01/15/08                                     21,545          21,134
     3.875%, 01/15/09                                      4,511           4,514
     3.875%, 04/15/29                                      5,820           5,809
     3.625%, 04/15/28                                     25,995          24,818
     5.250%, 11/15/28                                      7,410           6,707
   U.S. Treasury STRIPS
     5.908%, 11/15/04                                     25,950          18,968
                                                                        --------
Total U.S. Treasury Obligations
   (Cost $263,908)                                                       260,596
                                                                        --------

Corporate Obligations -- 21.4%
Aerospace & Defense -- 0.0%
   TCI Communications
     6.375%, 05/01/03                                        170             170
                                                                        --------
                                                                             170
                                                                        --------
Air Transportation -- 0.5%
   Continental Airlines
     6.800%, 01/02/08                                      1,340           1,280
   Federal Express
     9.650%, 06/15/12                                      1,275           1,504
     6.845%, 01/15/19                                        612             602
     9.625%, 10/15/19                                        150             157
   Northwest Airlines
     8.130%, 02/01/14                                      1,250           1,231
                                                                        --------
                                                                           4,774
                                                                        --------

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Core Fixed Income Fund -- Continued

--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
Automotive -- 0.1%
   Ford Motor
     6.625%, 10/01/28                                    $   400         $   370
     7.400%, 11/01/46                                        200             200
                                                                         -------
                                                                             570
                                                                         -------
Banks -- 3.3%
   AAAB
     7.250%, 05/31/05                                      1,000           1,017
   ABN Amro Bank of Chicago
     6.625%, 12/31/01                                      1,000           1,007
   BankAmerica
     9.200%, 05/15/03                                        150             164
   BankBoston MTN
     6.375%, 04/15/08                                      1,000             965
   Bankers Trust NY
     8.125%, 05/15/20                                      6,200           6,417
   Chase Manhattan
     8.625%, 05/01/02                                      1,000           1,059
   Continental Bank, NA
     12.500%, 04/01/01                                     1,000           1,112
   Dresdner Bank
     7.250%, 09/15/15                                      1,750           1,754
   Equitable
     9.000%, 12/15/04                                        700             770
   First Chicago Bank
     9.875%, 08/15/00                                        450             470
     8.875%, 03/15/02                                      2,700           2,865
   First National Bank of Omaha
     7.320%, 12/01/10                                        250             258
   JP Morgan Capital
     7.950%, 02/01/27                                        200             202
   Key Bank (A)
     5.130%, 03/18/02                                      5,000           4,998
   Mercantile Bancorp
     7.050%, 06/15/04                                      1,000           1,011
   Midland Bank
     6.950%, 03/15/11                                      1,750           1,728
   Midlantic
     9.200%, 08/01/01                                      1,085           1,150
   National Westminster Bancorp
     9.375%, 11/15/03                                      1,900           2,066
   NCNB Bank
     10.200%, 07/15/15                                     1,950           2,491
   Security Pacific
     11.000%, 03/01/01                                     2,750           2,963
   Westpac Banking
     7.875%, 10/15/02                                        500             517
                                                                         -------
                                                                          34,984
                                                                         -------


--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
Broadcasting, Newspapers & Advertising -- 1.2%
   Continental Cablevision
     9.000%, 09/01/08                                    $   800         $   910
     9.500%, 08/01/13                                      4,700           5,464
   TCI Communications
     7.875%, 02/15/26                                      1,550           1,684
     7.125%, 02/15/28                                      4,860           4,842
                                                                         -------
                                                                          12,900
                                                                         -------
Electrical Services -- 1.2%
   Arizona Public Service
     8.000%, 12/30/15                                      1,000           1,066
   Boston Edison
     9.875%, 06/01/20                                        800             858
   Boston Edison First Mortgage
     9.375%, 08/15/21                                      3,050           3,298
   Commonwealth Edison
     9.875%, 06/15/20                                        493             569
   Korea Electric Power
     7.750%, 04/01/13                                        540             497
     6.750%, 08/01/27                                        450             423
   Pandhandle Eastern Pipeline
     7.000%, 07/15/29                                      1,300           1,222
   Province of New Foundland
    10.000%, 12/01/20                                      1,200           1,573
   Quebec Province
    11.000%, 06/15/15                                      1,000           1,082
   System Energy Resources
     7.430%, 01/15/11                                        345             345
   USF&G
     7.125%, 06/01/05                                      1,000           1,010
                                                                         -------
                                                                          11,943
                                                                         -------
Entertainment -- 0.3%
   News America Holdings
    10.125%, 10/15/12                                      1,400           1,571
   Time Warner
     9.125%, 01/15/13                                      1,175           1,384
                                                                         -------
                                                                           2,955
                                                                         -------
Financial Services -- 7.6%
   American General
     9.625%, 07/15/00                                        440             459
   Associated P&C Holdings (B)
     6.750%, 07/15/03                                      4,000           3,990
   Bankamerica
     8.375%, 03/15/02                                        800             842
   Bear Stearns
     6.500%, 06/15/00                                      1,450           1,459
     6.250%, 07/15/05                                        800             768
   Countrywide Capital I
     8.000%, 12/15/26                                        600             593

================================================================================


--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
Countrywide Funding (A)
  5.078%, 01/26/00                                        $5,000          $4,999
Donaldson Lufkin & Jenrette
  6.000%, 12/01/01                                         3,000           2,974
  6.170%, 07/15/03                                         3,000           2,947
Fleet Financial Group
  6.875%, 03/01/03                                         1,000           1,015
Ford Motor Capital
 10.125%, 11/15/00                                         1,525           1,614
  9.500%, 07/01/01                                         4,000           4,265
  9.875%, 05/15/02                                         1,550           1,697
  9.500%, 06/01/10                                         1,000           1,192
  7.700%, 05/15/97                                         1,300           1,342
GMAC
  5.950%, 03/14/03                                         1,000             984
  5.850%, 01/14/09                                         5,000           4,663
  Zero coupon, 06/15/15                                    2,600             835
Goldman Sachs
  6.250%, 02/01/03                                           800             793
Lehman Brothers
  9.875%, 10/15/00                                         1,625           1,699
  6.125%, 02/01/01                                         1,750           1,739
  8.750%, 05/15/02                                         1,602           1,682
  8.750%, 03/15/05                                         1,250           1,334
Lehman Brothers Holdings
  8.875%, 03/01/02                                         2,600           2,733
Merrill Lynch
  6.875%, 11/15/18                                         3,075           2,964
  7.430%, 09/01/22                                           856             869
The Money Store (A)
  5.550%, 07/15/25                                         1,093           1,093
Newcourt Credit
  6.875%, 02/16/05                                         3,000           2,948
Paine Webber Group
  7.875%, 02/15/03                                         1,500           1,539
  6.930%, 08/15/03                                           325             323
  6.450%, 12/01/03                                         1,450           1,416
  6.730%, 01/20/04                                           150             148
  8.875%, 03/15/05                                         1,100           1,176
Salomon Brothers
  7.500%, 02/01/03                                           750             774
  6.750%, 02/15/03                                         1,650           1,662
  7.000%, 06/15/03                                         2,000           2,033


--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Security Capital Group
     7.750%, 11/15/03                                    $ 1,600         $ 1,596
   Transamerica Finance
     6.125%, 11/01/01                                      2,800           2,793
   Wharf International Finance
     7.625%, 03/13/07                                        575             515
   Zurich Capital Trust (B)
     8.376%, 06/01/37                                     10,300          10,699
                                                                         -------
                                                                          79,166
                                                                         -------
Food, Beverage & Tobacco -- 2.5%
   Archer Daniels
     6.675%, 05/01/29                                        280             264
   J Seagram & Sons
     6.400%, 12/15/03                                      1,930           1,896
     6.800%, 12/15/03                                      1,370           1,334
     7.500%, 12/15/18                                      1,460           1,456
     7.600%, 12/15/28                                      1,490           1,486
   Pepsi
     7.000%, 03/01/29                                      4,600           4,451
   Philip Morris
     7.750%, 01/15/27                                      5,570           5,786
   RJR Nabisco
     7.750%, 05/15/06                                      3,760           3,656
     6.375%, 02/01/35                                      3,000           2,895
   RJR Nabisco (B)
     7.875%, 05/15/09                                      2,530           2,469
                                                                         -------
                                                                          25,693
                                                                         -------
Gas/Natural Gas -- 0.1%
   KN Energy
     9.625%, 08/01/21                                      1,400           1,526
                                                                         -------
                                                                           1,526
                                                                         -------
Insurance -- 1.1%
   Allstate Insurance
     7.500%, 06/15/13                                      1,000           1,048
   Cendant
     7.750%, 12/01/03                                      4,100           4,172
   Lincoln National
     9.125%, 10/01/24                                      1,000           1,104
   Loew's
     7.625%, 06/01/23                                        450             437
   United Healthcare
     6.600%, 12/01/03                                      5,000           4,875
                                                                         -------
                                                                          11,636
                                                                         -------

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Core Fixed Income Fund -- Continued

--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
Lumber & Wood Products -- 0.3%
   Georgia Pacific
     9.500%, 12/01/11                                     $ 1,300        $ 1,529
     9.875%, 11/01/21                                       1,800          1,946
                                                                         -------
                                                                           3,475
                                                                         -------
Machinery -- 0.2%
   John Deere
     6.000%, 02/15/09                                       1,700          1,602
   Tenneco
     7.450%, 12/15/25                                         125            120
                                                                         -------
                                                                           1,722
                                                                         -------
Miscellaneous Manufacturing -- 0.6%
   NRG Energy (B)
     7.625%, 02/01/06                                       2,000          1,995
   Northrop-Gruman
     9.375%, 10/15/24                                       2,990          3,237
   Phillips Petroleum
     9.180%, 09/15/21                                       1,200          1,301
                                                                         -------
                                                                           6,533
                                                                         -------
Miscellaneous Transportation -- 1.0%
   British Aerospace Financial (B)
     7.500%, 07/01/27                                       4,600          4,755
   Consolidated Rail
     7.875%, 05/15/43                                         450            465
   Union Pacific
     7.000%, 02/01/16                                       5,000          4,831
                                                                         -------
                                                                          10,051
                                                                         -------
Paper & Paper Products -- 0.1%
   Federal Paperboard
     8.875%, 07/01/12                                         300            351
   Union Camp
     10.000%, 05/01/19                                        550            579
   Weyerhaeuser
     7.250%, 07/01/13                                         325            334
                                                                         -------
                                                                           1,264
                                                                         -------
Precious Metals -- 0.0%
   Wharf Capital
     8.875%, 11/01/04                                         375            365
                                                                         -------
                                                                             365
                                                                         -------
Retail -- 0.6%
   Dayton Hudson
    10.000%, 01/01/11                                         350            439
     8.600%, 01/15/12                                         175            201
   JC Penney
     9.750%, 06/15/21                                       1,200          1,311
     6.900%, 08/15/26                                       1,650          1,662


--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Loew's
     7.000%, 10/15/23                                    $  1,350       $  1,237
   May Department Stores
     9.875%, 06/15/21                                       1,500          1,644
                                                                        --------
                                                                           6,494
                                                                        --------
Telephones & Telecommunication -- 0.7%
   AT&T
     5.625%, 03/15/04                                         910            886
     6.500%, 03/15/29                                       1,490          1,384
   New York Telephone
     9.375%, 07/15/31                                       2,768          3,048
   US West Communication
     8.875%, 06/01/31                                       2,200          2,354
                                                                        --------
                                                                           7,672
                                                                        --------
 Total Corporate Obligations
   (Cost $228,144)                                                       223,893
                                                                        --------

U.S. Government Agency Obligations -- 0.8%
   FHLMC Discount Note (D)
     11/12/99                                               2,250          2,202
   FNMA STRIPS
     8.435%, 09/25/25                                         168            178
   Resolution Trust Funding STRIP
     6.278%, 10/15/19                                      22,000          6,024
   Resolution Trust Funding
     8.625%, 01/15/30                                         250            328
                                                                        --------
Total U.S. Government Agency Obligations
   (Cost $8,779)                                                           8,732
                                                                        --------

U.S. Government Mortgage-Backed
Obligations -- 35.2%
   FHLMC
     5.500%, 12/01/13-03/01/14                              9,867          9,314
     6.000%, 11/01/13-10/01/23                              2,595          2,495
     6.500%, 12/01/12 (D)                                   2,672          2,660
     7.000%, 01/01/11-09/01/25                              6,666          6,684
     7.500%, 06/01/10-06/01/12                                794            815
     8.000%, 04/01/08-08/01/26                              4,677          4,845
     8.500%, 09/01/08-04/01/09                              1,604          1,706
     9.000%, 12/01/05                                          19             20
     9.500%, 09/01/05                                         602            632
     9.750%, 10/01/14                                         314            338
   FHLMC REMIC Ser 1, Cl Z
     9.300%, 04/15/19                                         408            432
   FHLMC REMIC, Ser 1563, Cl B (D)
     9.170%, 08/15/08                                         139            141
   FHLMC TBA (C)
     6.000%, 06/17/14                                       2,000          1,952
     6.500%, 06/01/29                                      52,190         51,032
     7.000%, 06/01/29                                       3,800          3,806

================================================================================


--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
  7.500%, 06/01/29                                       $ 1,890         $ 1,930
  6.000%, 06/16/29                                         4,150           3,948
  6.500%, 06/16/29                                        25,000          24,445
FHLMC, Ser 1997-A, Cl A
  7.350%, 04/15/19                                         1,531           1,534
FNMA, PO
  Zero Coupon, 08/25/23                                       47              43
FNMA
  5.500%, 10/01/13-08/25/20                                9,385           8,962
  6.000%, 07/01/13-03/01/29                               15,856          16,246
  6.500%, 09/01/98-11/01/28 (D)                            6,972           6,311
  7.500%, 06/01/24-10/01/27                                2,301           2,352
  8.000%, 11/01/10-05/01/13                                3,096           3,205
  8.500%, 09/01/13                                            22              23
FNMA TBA (C)
  6.000%, 06/21/14                                         3,032           2,955
  6.500%, 06/01/14                                        10,300          10,245
  6.000%, 06/01/23                                        62,060          58,976
  6.500%, 06/01/23                                        35,560          34,737
  7.000%, 06/01/28                                         7,200           7,200
  8.000%, 06/01/29                                         2,280           2,365
  6.000%, 06/16/29                                         2,094           1,990
  7.000%, 06/16/29                                         2,000           2,000
FNMA REMIC
  5.500%, 08/25/20                                         1,329           1,285
  6.743%, 12/25/11                                         2,205           2,222
FNMA CMO, Ser 1997-G5
  7.050%, 06/25/04                                         1,793           1,812
FNMA REMIC, Ser 1991-156, Cl A
  7.500%, 10/25/21                                           919             929
FNMA REMIC, Ser 1990-106, Cl J
  8.500%, 09/25/20                                           243             254
GNMA
  6.500%, 11/15/23-04/15/29                               13,246          12,929
  6.750%, 08/15/38                                         1,085           1,089
  7.000%, 12/15/27-09/15/28                                7,810           7,819
  7.150%, 10/15/38                                           604             603
  7.375%, 06/20/21                                         2,553           2,606
  7.500%, 09/15/06-04/15/28                               10,881          11,127
  8.000%, 05/15/24-01/20/27                                4,148           4,295
  8.500%, 11/15/00                                            15              16
  9.500%, 09/15/09                                           226             244
GNMA (A)
  6.875%, 04/20/25                                           763             780
GNMA TBA (C)
  6.000%, 06/01/14                                         2,920           2,850
  6.000%, 06/21/14                                         1,000             976
  6.500%, 06/01/28                                         1,300           1,268
  6.000%, 02/20/29                                         1,492           1,407
  6.000%, 06/01/29                                        15,310          14,588
  7.500%, 06/01/29                                        15,710          16,058
GNMA, ARM (A)
  6.125%, 10/20/22                                           467             474
SLMA (A)
  5.437%, 07/25/11                                         1,600           1,604


--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
   SLMA, Ser 1996-3 A1 (A)
     4.997%, 10/25/04                                    $  2,020       $  2,010
   SLMA, Ser 1997-3, Cl A-1,
     ARM (A)
     5.107%, 04/25/06                                       2,707          2,697
   SLMA, Ser 1998-1, Cl A-2 (A)
     5.267%, 10/25/11                                         500            494
                                                                        --------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $371,766)                                                       368,775
                                                                        --------

Asset-Backed Securities -- 3.5%
   Advanta Credit Card Master Trust II
     Ser 96-A, Cl A-1
     6.000%, 11/15/05                                       3,320          3,315
   American Airlines
     9.780%, 11/26/11                                       2,410          2,780
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
     7.420%, 04/14/29                                       3,000          3,132
   First Boston, Ser 1998-C2, Cl A1
     5.960%, 12/15/07                                           6              6
   Brazos Student Loan Finance,
     Ser 1998-A, Cl A2 (A)
     5.474%, 06/01/23                                       1,000            984
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A
     5.900%, 07/15/03                                         115            116
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A, PO
     Zero Coupon, 02/07/03                                  7,400          6,379
   Citibank Credit Card Master
     Trust I Ser 1997-6, Cl A, PO
     Zero Coupon, 08/15/06                                  1,175            843
   Delta Funding Hel, Ser 1998-1,
     Cl A1-F (A)
     5.050%, 10/25/17                                       1,140          1,140
   Discover Card Acceptance,
     Ser 1995-2, Cl A
     6.550%, 08/15/00                                       1,275          1,290
   Dryden Investor Trust (B)
     7.157%, 07/23/08                                       5,802          5,582
   First Union-Lehman Brothers (A)
     CMO, IO, Ser 1997-C2, Cl IO
     1.540%, 11/18/27                                       2,100            163
   GMACC, Ser 98, Cl C2 (A)
     0.823%, 05/15/31                                      14,035            572
   IBM Credit Receivables Lease
     Asset Master Trust, Ser 93-1, Cl A
     4.550%, 11/15/00                                          20             21
   Metropolitan Asset Funding
     REMIC, Ser 97-B
     7.130%, 03/22/12                                       3,000          3,060

SCHEDULE OF INVESTMENTS
================================================================================

SEI Institutional Investments Trust -- May 31, 1999

Core Fixed Income Fund -- Continued

--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Metropolitan Asset Funding
     REMIC, Ser 97-B, Cl A-1B
     6.670%, 12/20/06                                      $ 3,000       $ 3,030
   Morgan Stanley Capital (A)
     0.840%, 12/15/12                                       10,804           534
   Sears Credit Account
     Master Trust, Ser 1995-3, Cl A
     7.000%, 10/15/04                                        1,300         1,318
   Structured Asset Securities
     Ser 1998-C2A, Cl A (A)
     5.080%, 01/25/13                                          394           393
   United Airlines Equipment,
     Ser 1991, Cl C (A)
     10.360%, 11/12/12                                       1,445         1,752
   Western Financial Grantor Trust,
     Ser 1995-2, Cl A1
     7.100%, 07/01/00                                          329           330
                                                                         -------
Total Asset-Backed Securities
   (Cost $37,785)                                                         36,740
                                                                         -------

Mortgage-Backed Obligations -- 7.5%
   Arbors of Little Rock (F)
     7.450%, 01/01/39                                          950           964
   Bell Tower Apartments (F)
     7.000%, 06/30/39                                        1,525         1,520
   Cadillac Lofts (F)
     6.875%, 03/30/39                                        1,312         1,285
   Capco American Securitization,
     Ser 1998-D7, Cl A1B
     6.260%, 09/15/08                                          225           217
   Castle Terrace (F)
     8.000%, 05/01/37                                          513           536
   Caterpillar Financial Asset Trust,
     Ser 1996-A, Cl A3
     6.300%, 05/25/02                                        1,003         1,005
   Chase Commercial Mortgage
     7.370%, 02/19/07                                        5,221         5,356
   Chase Commercial Mortgage,
     Ser 1997-2, Cl A1
     6.450%, 12/19/04                                        1,352         1,355
   Colonial Apartments (F)
     7.050%, 01/31/39                                        1,288         1,287
   Commercial Mortgage Asset Trust,
     Ser 1999-C1, Cl A1
     6.250%, 02/17/07                                          991           982
   Compass Pointe Apartments (F)
     7.062%, 05/31/39                                        1,526         1,514
   Contimortgage Home Equity
     Loan Trust
     6.630%, 12/15/20                                        1,600         1,608
   Contimortgage Home Equity
     Loan Trust, Ser 1997-2, Cl A9
     7.090%, 04/15/28                                        1,750         1,758


--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
Contimortgage Home Equity
  Loan Trust, Ser 1998-1, Cl A2
  6.180%, 07/15/12                                          $2,096        $2,113
Creekwood (F)
  7.300%, 11/15/38                                             998         1,045
Deutsche Mortgage,
  Ser 1998-C1, Cl A1
  6.220%, 09/15/07                                             552           545
Discover Card Master Trust
  6.200%, 05/16/06                                           5,000         5,015
EQCC Home Equity Loan Trust
  5.150%, 09/15/08                                           3,620         3,523
Evergreen Tower (F)
  7.375%, 01/01/39                                           1,097         1,108
Excelsior II Apartments (F)
  8.040%, 02/01/39                                             500           527
First Plus Home Loan Trust
  Ser 1998-2, Cl A1 (A)
  5.010%, 12/10/08                                             390           390
GE Capital Mortgage
  5.000%, 02/25/09                                             580           513
GMAC Commercial Mortgage
  Securities, Ser 1999-C2, Cl A2
  6.945%, 09/15/33                                           3,000         3,040
Goldman Sachs Mortgage Securities
  7.750%, 05/19/27                                             782           796
Green Tree Financial, Ser 1997-1,
  Cl A-6
  7.290%, 03/15/28                                             350           341
Green Tree Financial, Ser 1998 B,
  Cl A4
  6.390%, 02/15/25                                           2,000         1,998
Green Tree Recreational,
  Ser 1998-A, Cl A1H
  6.710%, 05/15/29                                             897           893
Goldman Sachs Mortgage
  Securities CMO, Ser 98-1, Cl A
  8.000%, 08/19/19                                             937           960
IMC Home Equity Loan,
  Ser 1997-7, Cl A8
  6.650%, 02/20/29                                           1,515         1,525
Impac Commercial Holdings
  6.060%, 10/20/07                                           2,304         2,348
JP Morgan Commercial Mortgage
  Finance, Ser 1997-C5, Cl X,
  CMO, IO (A) (B)
  1.550%, 09/15/29                                           6,545           514
Lehman Brothers CMO 6.78
  1999-C1 Class A2 6.78% 12/15/30
  6.780%, 12/15/30                                           1,750         1,767
Lehman Mortgage Trust
  Senior 99-C1 6.79% 12/15/30
  6.790%, 12/12/30                                           1,750         1,767

================================================================================



--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
Merit Securities CMO Ser 11,
  Cl 1A1
  6.580%, 07/28/22                                         $  174         $  174
Merrill Lynch Mortgage Investors,
  Cl 1996-C2, Ser A3
  6.960%, 11/21/28                                          6,700          6,779
Mortgage Capital Funding CMO,
  Ser 98-MC3, Cl A1
  6.001%, 11/18/31                                              6              6
MSCI 98-CF1 A1
  6.330%, 05/15/30                                            454            450
Nomura Asset Securities,
  Ser 1996-MD5, Cl A1B
  7.120%, 04/13/36                                          3,000          3,055
RAST, Ser 98-A8, Cl A2
  6.750%, 06/25/28                                            581            580
Renaissance Place (F)
  7.375%, 08/02/32                                            864            873
Residential Accredit Loans,
  Ser 1997-QS10, Cl A1
  7.250%, 10/25/27                                            249            249
Residential Accredit Loans,
  Ser 1998-QS05, Cl A1
  6.750%, 04/25/28                                            107            107
Residential Accredit Loans,
  Ser 1998-QS4, Cl A1
  6.500%, 03/25/28                                            711            711
Residential Asset Securitization
  Trust, Ser 1997-A7, Cl A8
  7.750%, 09/25/27                                          2,200          2,236
Rosewood (F)
  8.000%, 07/01/37                                            504            527
Rural Housing Trust, REMIC,
  Ser 1987-1B
  3.330%, 10/01/28                                            249            244
Ryland Mortgage, Ser 1994-7A,
  Cl A2
  7.000%, 08/25/25                                            551            554
Sanctuary At Tuttle Crossing (F)
  8.250%, 06/01/37                                            521            550
Shavano Park (F)
  7.875%, 07/01/38                                            611            636
Somerford Place Facility (F)
  7.475%, 07/01/38                                          1,099          1,116
The Money Store Residential Trust,
  Ser 97-2, Cl A1
  6.650%, 11/15/07                                            259            260
UCFC Home Equity Loan,
  Ser 1998-A, Cl A1 (A)
  5.010%, 07/15/11                                          2,022          2,022

--------------------------------------------------------------------------------
                                                      Face Amount       Market
Description                                         (000)/Contracts  Value (000)
--------------------------------------------------------------------------------
   UCFC Home Equity Loan,
     Ser 95-B-1, Cl A5
     7.250%, 12/10/20                                    $  1,600       $  1,639
   Union Acceptance
     5.830%, 10/09/01                                       2,994          3,002
   Union Planters Mortgage
     Finance, CMO, Ser 1998-1, Cl A1
     6.350%, 01/25/28                                         790            796
   Village At Stone Falls (F)
     7.375%, 08/29/37                                         471            475
   Villages At Clear Springs (F)
     7.625%, 09/30/38                                       1,087          1,115
                                                                        --------
Total Mortgage-Backed Obligations
   (Cost $78,852)                                                         78,271
                                                                        --------

Options -- 0.0%
   June 1999 90-Day Euro$ Future
     Call, Strike Price $95.25                                 82              1
   June 1999 90-Day Euro$ Future
     Call, Strike Price $95.00                                368              2
                                                                        --------
Total Options
   (Cost $0)                                                                   3
                                                                        --------

Municipal Bonds -- 0.0%
   Los Angeles County, California, Ser D
     6.831%, 06/30/10                                         650            309
                                                                        --------
Total Municipal Bonds
   (Cost $272)                                                               309
                                                                        --------

Repurchase Agreements -- 26.8%
   Repurchase Agreement
     4.820%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $280,375,000 (collateralized
     by various FNMA obligations,
     total par value $329,116,000,
     6.000%-7.500%, 02/25/04-
     01/01/29, total market value:
     $285,833,000)                                        280,225        280,225
                                                                        --------
Total Repurchase Agreements
   (Cost $280,225)                                                       280,225
                                                                        --------

Yankee Bonds -- 3.6%
   Banco Santander Chile
     6.500%, 11/01/05                                       4,100          3,921
   Dresdner Funding Private
     Placement (B)
     8.151%, 06/30/31                                       1,180          1,186
   Duty Free International
     7.000%, 01/15/04                                       3,500          3,557

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

Core Fixed Income Fund -- Concluded

--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Hydro Quebec, Ser FU
     11.750%, 02/01/12                             $       820      $     1,151
   Hydro Quebec, Ser GW
     9.750%, 01/15/18                                    4,110            4,444
   Korea Development Bank
     7.125%, 09/17/01                                      540              537
   National Bank of Hungary
     8.875%, 11/01/13                                      650              704
   Norsk Hydro A/S
     9.000%, 04/15/12                                      525              607
   Pohang Iron & Steel
     7.125%, 07/15/04                                      500              475
     7.375%, 05/15/05                                      250              238
   Quebec Province
     7.220%, 07/22/36                                    3,550            3,892
   Republic of Korea
     8.875%, 04/15/08                                    1,920            2,009
   Sumitomo Bank International
     9.550%, 07/15/00                                    2,000            2,057
   Swiss Bank
     7.375%, 07/15/15                                    2,300            2,349
     7.000%, 10/15/15                                      300              294
   Toll Road Investment
     Partnership II (B)
     6.722%, 02/15/06                                    5,000            3,209
   Westdeutsche Landesbank NY
     6.050%, 01/15/09                                    4,175            3,961
   YPF Sociedad Anonima
     7.750%, 08/27/07                                    3,000            2,895
                                                                    -----------
Total Yankee Bonds
   (Cost $38,906)                                                        37,486
                                                                    -----------
Total Investments -- 123.7%
   (Cost $1,308,637)                                                  1,295,030
                                                                    -----------

Written Options -- (0.0)%
   June 1999 90-Day Euro$ Future
     Call, Strike Price $95.00                             (82)               --
   July 1999 10 yr. Future Call,
     Strike Price $114.00                                  (47)              (4)
   September 1999 10 yr. Future
     Call, Strike Price $116.00                            (66)             (10)
   August 1999 5 yr. Note Future
     Call, Strike Price $112.00                           (129)             (16)
   September 1999 US Long Bond
     Future Call, Strike Price $122.00                    (161)             (81)
   August 1999 US Long Bond
     Future Call, Strike Price $122.00                    (191)             (48)
   August 1999 US Long Bond Future
     Put, Strike Price $116.00                            (293)            (380)
   September 1999 US Long Bond
     Future Put, Strike Price $114.00                      (24)             (17)
                                                                    -----------
Total Written Options
   (Cost $-716)                                                            (556)
                                                                    -----------


--------------------------------------------------------------------------------
                                                                       Market
Description                                                          Value (000)
--------------------------------------------------------------------------------
Other Assets and Liabilities, Net--(23.7)%
Accrued Income                                                      $    10,774
Investment Securities Sold                                               26,324
Investment Securities Purchased                                        (273,050)
Other Assets and Liabilities, Net                                       (12,155)
                                                                    -----------
                                                                       (248,107)
                                                                    -----------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 102,336,290 outstanding shares
   of beneficial interest                                           $ 1,062,352
Accumulated net realized loss on investments                             (2,314)
Net unrealized depreciation on investments                              (13,607)
Net unrealized appreciation on written options                              160
Net unrealized depreciation on futures
   contracts                                                               (224)
                                                                    -----------
Total Net Assets -- 100.0%                                          $ 1,046,367
                                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share                                                  $     10.22
                                                                    ===========

(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of May 31, 1999.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified buyers.

(C) Securities have been issued on a When-issued basis.

(D) Security is pledged as collateral on open futures contracts.

(E) Treasury Inflation Protection Securities

(F) Loans Supporting Construction in Progress

FNMA -- Federal National Mortgage Association

ARM -- Adjustable Rate Mortgage

Cl -- Class

CMO -- Collateralized Mortgage Obligation

FHMLC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

MTN -- Medium Term Note

PO  -- Principal Only

REMIC -- Real Estate Mortgage Investment Conduit

Ser -- Series

SLMA -- Student Loan Marketing Association

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

================================================================================


International Equity Fund

--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
Foreign Common Stocks -- 95.9%
Argentina -- 0.1%
   Telecom Argentina ADR                                  31,500         $   898
                                                                         -------
                                                                             898
                                                                         -------
Australia -- 2.8%
   AMP Limited                                            16,550             180
   Australia & New Zealand Bank
     Group                                               111,825             811
   Australia Gas & Light Company                          82,822             524
   Boral Limited                                         338,700             552
   Brambles Industries                                    15,550             414
   Broken Hill Proprietary                               291,861           2,993
   Broken Hill Proprietary ADR                             2,000              41
   Coca-Cola Amatil Limited                              111,000             473
   Coles Myer                                            445,000           2,325
   Colonial                                               31,704             113
   Leighton Holdings                                     115,500             441
   Lend Lease                                             40,078             507
   Macquarie Bank Limited                                 19,700             227
   National Australia Bank                                82,700           1,338
   News Corporation                                      229,787           1,897
   Pioneer International                                 216,200             502
   Qantas Airways                                        246,800             724
   Rio Tinto Limited                                      64,944             911
   Santos Limited                                         97,400             302
   Smith Howard Limited                                   62,000             485
   Telstra Corporation                                   135,904             672
   Westpac Banking Corporation                           176,892           1,210
   Woodside Petroleum                                    286,000           1,781
                                                                         -------
                                                                          19,423
                                                                         -------
Belgium -- 0.2%
   Cobepa                                                  4,900             344
   Cobepa Rights*                                          4,900               2
   Fortis, Ser B                                          23,100             741
   Tractebel                                               1,200             159
   UCB                                                     5,400             233
                                                                         -------
                                                                           1,479
                                                                         -------
Brazil -- 0.1%
   Unibanco GDR                                           30,000             677
                                                                         -------
                                                                             677
                                                                         -------
Canada -- 1.8%
   Air Canada*                                            80,400             322
   Bank of Nova Scotia                                    96,300           2,089
   BCE Incorporated                                       12,400             571
   Bombardier Inc, Ser B                                 114,700           1,783
   Canadian Tire Corporation,
     Cl A                                                 30,300             903


--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
   Newbridge Networks*                                    16,900         $   466
   Nortel Networks Corporation                            15,000           1,126
   Royal Bank of Canada                                   26,700           1,224
   Suncor Energy                                          33,000           1,244
   Teleglobe                                              23,000             696
   Thomson Corporation                                    60,000           1,772
                                                                         -------
                                                                          12,196
                                                                         -------
Denmark -- 0.2%
   Den Danske Bank                                        11,950           1,282
                                                                         -------
                                                                           1,282
                                                                         -------
Finland -- 1.0%
   Nokia Oyj, Ser A                                       70,400           5,009
   UPM-Kymmene                                            74,500           2,184
                                                                         -------
                                                                           7,193
                                                                         -------
France -- 13.7%
   Accor                                                   3,500             859
   Assurances Generales de France                         34,150           1,694
   AXA UAP                                                52,348           6,034
   Banque National Paris, Ser A                          101,919           8,591
   Canal Plus                                              8,200           2,374
   Carrefour                                              66,966           8,788
   Castorama Dubois                                       34,289           8,370
   Cie de Saint Gobain                                    22,850           3,587
   Elf Aquitaine                                          46,033           6,665
   Equant*                                                73,150           6,028
   France Telecom                                         11,500             882
   Lafarge                                                67,020           6,041
   Louis Vuitton Moet Hennessy                            25,900           7,217
   Paribas                                                 4,900             532
   Pechiney Ord, Ser A                                    35,500           1,376
   Peugeot                                                51,500           7,629
   Pinault-Printemps-Redoute                              28,287           4,819
   Renault                                                22,700             882
   Sanofi-Synthelabo*                                     81,640           3,441
   Scor                                                    3,200             170
   Stmicroelectonics                                      18,000           2,084
   Suez Lyonnaise des Eaux                                22,200           3,680
   Total Compaigne, Ser B*                                10,000           1,215
   Valeo                                                   7,500             613
   Vivendi*                                               13,350             989
   Vivendi Rights*                                        13,350              14
                                                                         -------
                                                                          94,574
                                                                         -------
Germany -- 8.5%
   Allianz                                                 2,700             738
   Bayerische Motoren Werke                                1,200             769
   Commerzbank                                            23,550             661
   DaimlerChrysler                                        22,300           1,925
   Depfa Deutsche Pfandbriefban                           25,300           2,191

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999


International Equity Fund--Continued

--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
   Deutsche Bank                                         15,666        $     817
   Deutsche Telekom                                     146,150            5,832
   Gehe                                                 105,179            5,245
   Henkel                                                 9,500              648
   Hoechst                                              143,150            6,377
   Industrie Werke Karlsruhe
      Augsburg                                           50,550            1,039
   Man Muenchen                                          76,855            2,253
   Mannesmann                                           111,649           15,258
   RWE                                                  143,750            6,426
   Siemens                                              111,819            7,524
   Varta                                                    750               96
   Veba                                                  15,000              856
                                                                       ---------
                                                                          58,655
                                                                       ---------
Hong Kong -- 2.6%
   Cathay Pacific Airways                             1,494,000            2,273
   Cheung Kong Holdings                                 277,000            2,250
   Citic Pacific Limited                                307,000              798
   CLP Holdings Limited                                  69,000              333
   Hang Seng Bank                                        70,000              749
   Hong Kong Electric Holdings                          107,000              335
   Hong Kong
     Telecommunications                               1,031,000            2,380
   HSBC Holdings                                         12,800              419
   Hutchison Whampoa                                    170,420            1,423
   Kumagai Gumi                                         514,000              239
   Legend Holdings                                      302,000              208
   New World Development                                 56,000              137
   Peregrine Investment
     Holdings* (1)                                      236,000               --
   Shun Tak Holdings                                    716,000              224
   Smartone Telecommunications                          100,000              310
   Sun Hung Kai Properties                              499,000            3,990
   Swire Pacific, Cl A                                  291,500            1,391
   Wharf Holdings                                       162,000              413
                                                                       ---------
                                                                          17,872
                                                                       ---------
Ireland -- 0.1%
   CRH                                                   24,000              410
                                                                       ---------
                                                                             410
                                                                       ---------
Italy -- 2.8%
   Assicurazioni Generali                                49,000            1,743
   Banca Popolare Di Milano                              80,000              622
   ENI                                                  674,000            4,212
   Fiat                                                 367,000            1,183
   Istituto Nazionale delle
     Assicurazioni                                    1,069,400            2,499
   Montedison                                           199,600              177
   San Paolo-IMI                                         20,700              280


--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
   Telecom Italia                                       524,738          $ 5,408
   Telecom Italia Mobile*                               255,000              857
   Telecom Italia RNC                                   393,700            2,140
                                                                         -------
                                                                          19,121
                                                                         -------
Japan -- 21.2%
   Acom                                                  12,900              918
   Advantest                                             30,600            2,413
   Aiful Corporation                                     10,000              888
   Aiwa                                                   8,000              209
   Ajinomoto                                             69,000              733
   Alps Electric                                         36,000              770
   Aoyama Trading                                           800               24
   Asahi Breweries                                      112,000            1,416
   Asahi Glass                                          247,000            1,591
   Bank of Tokyo-Mitsubishi                             211,000            2,811
   Bridgestone Corporation                               84,000            2,190
   Canon                                                176,000            4,415
   Chugai Pharmaceutical                                 53,000              595
   Dai Ichi Pharmaceutical                               76,000            1,213
   Dai Nippon Printing                                   60,000              894
   DDI Corporation                                          315            1,446
   East Japan Railway                                       246            1,416
   Ebara                                                 63,000              707
   Fuji Photo Film                                       98,000            3,482
   Fuji Soft ABC                                          2,280              115
   Fujikura Limited                                     120,000              576
   Fujitsu                                               99,000            1,645
   Hirose Electric                                       17,000            1,451
   Hitachi                                              554,000            4,051
   Honda Motor                                          244,000            9,953
   Hoya Corporation                                      53,000            2,689
   Industrial Bank of Japan                             143,000            1,006
   Ito-Yokado                                            23,000            1,364
   Japan Energy                                         156,000              181
   Jusco                                                 41,000              772
   Kao Corporation                                       50,000            1,365
   Kawasaki Heavy Industries                            239,000              537
   Keyence Corporation                                    8,500            1,223
   Kirin Brewery                                         80,000              914
   Matsushita Electric                                  343,000            6,178
   Meiji Milk Products                                  224,000              717
   Mitsubishi Heavy Industries                          304,000            1,180
   Mitsubishi Trust & Banking                            89,000              801
   Mitsui                                               551,000            3,503
   Mitsui Fudosan Real Estate                            93,000              772
   Mitsui Mining & Smelting                             123,000              580
   Murata Manufacturing                                  42,000            2,304
   NEC                                                  210,000            2,314
   Nichiei                                               19,200            1,446
   Nidec Corporation                                     18,000            2,598



The accompanying notes are an integral part of the financial statements.

================================================================================


--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
   Nikon                                                  16,000        $    209
   Nintendo                                               34,600           4,041
   Nippon Express                                        116,000             658
   Nippon Paper Industries                               163,000             798
   Nippon Shinpan                                         64,000             210
   Nippon Steel                                          538,000           1,124
   Nippon Telegraph & Telephone                              745           7,230
   Nippon Yusen Kabushiki Kaishi                         174,000             701
   Nissan Motors                                         495,000           2,166
   Nomura Securities                                     103,000           1,022
   NTT Data                                                   56             370
   NTT Mobile Communications*                                 57           3,099
   Ono Pharmaceutical                                     61,000           2,182
   Orix Corporation                                       22,000           1,737
   Osaka Gas                                             223,000             719
   Rohm Limited                                           27,000           3,515
   Sakura Bank Limited                                   170,000             573
   Sankyo                                                 68,000           1,591
   Secom                                                  10,000             946
   Sekisui House                                         151,000           1,629
   Seven-Eleven                                            5,000             431
   Shaddy                                                    900              10
   Shin-Etsu Chemical                                     40,000           1,234
   Shinden                                                12,200              62
   Skylark                                                28,000             523
   SMC Corporation                                         6,400             580
   Sony Corporation                                       54,800           5,120
   Sony Corporation ADR                                      700              65
   Sony Music Entertainment                                4,600             333
   Sumitomo Bank                                         229,000           2,755
   Sumitomo Chemical                                     193,000             810
   Suzuki Motor                                           87,000           1,228
   Takeda Chemical Industries                             81,000           3,577
   Takefuji Corporation                                   10,000             876
   TDK Corporation                                         2,000             171
   Terumo                                                 25,000             586
   THK Corporation                                         4,000              74
   Tokai Bank                                            134,000             778
   Tokio Marine & Fire Insurance                          97,000           1,053
   Tokyo Electric Power                                   91,800           1,989
   Tokyo Electronics                                      66,000           3,621
   Toray                                                 167,000             806
   Toshiba                                                80,000             491
   Toyo Seikan Kaisha                                     37,000             698
   Toyota Motor                                          147,000           3,990
   Yamanouchi Pharmaceutical                              28,000             960
   Yamato Transportation                                  46,000             752
                                                                        --------
                                                                         146,459
                                                                        --------
Malaysia (2) -- 0.1%
   Austral Enterprises                                    80,000              67
   Berjaya Sports                                         42,000              70
   Commerce Asset Holdings                                91,000             154


--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
   Genting Berhad                                          17,000        $    48
   Kuala Lumpur Kepong Berhad,
     Ser B                                                 18,000             21
   Malayan Banking Berhad                                  60,000            134
   Rothmans of Pall Mall                                    6,400             38
   Sime Darby                                              46,000             48
   Telekom Malaysia                                        43,000            118
   Westmont Berhad Industries* (1)                        227,000             --
   YTL                                                     40,000             65
                                                                         -------
                                                                             763
                                                                         -------
Mexico -- 0.4%
   Cenentos de Mexico ADR                                  49,000            431
   Telefonos de Mexico ADR                                 31,200          2,494
                                                                         -------
                                                                           2,925
                                                                         -------
Netherlands -- 7.9%
   Aegon                                                   31,334          2,533
   Dordtsche Petrol                                        33,200          1,545
   DSM                                                     64,261          5,986
   Elsevier                                               414,096          5,249
   Fortis Amev                                            178,084          5,787
   Heineken                                                25,000          1,390
   Hoogovens                                               81,664          3,161
   Ing Groep                                               87,513          4,679
   Konink Philips Electronics*                             76,038          6,822
   Laurus                                                 233,534          5,360
   Royal Dutch Petroleum                                   83,408          4,646
   Van Ommeren                                              3,477            102
   VNU                                                    168,033          7,134
                                                                         -------
                                                                          54,394
                                                                         -------
New Zealand -- 0.1%
   Air New Zealand, Cl B                                   51,800            110
   Fletcher Challenge Paper                               136,300            116
   Independent Newspapers Limited                          18,000             66
   Telecom of New Zealand                                  34,759            150
                                                                         -------
                                                                             442
                                                                         -------
Norway -- 0.3%
   Kvaerner*                                               11,400            188
   Norsk Hydro                                             11,500            452
   Orkla, Ser A                                            60,000            950
   Saga Petroleum*                                         34,700            512
                                                                         -------
                                                                           2,102
                                                                         -------
Singapore -- 0.6%
   City Developments                                       46,000            275
   Cycle & Carriage                                        12,000             67
   Development Bank of
     Singapore 'F'                                        185,000          1,908
   Jit Holdings Limited                                    76,000            113

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

International Equity Fund--Concluded

--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
   OCBC 'F'                                                20,000        $   156
   Overseas Union Bank 'F'                                 38,500            197
   Parkway Holdings                                        64,000            137
   Sembcorp Industries Limited*                            80,000            107
   Singapore International
     Airlines 'F'                                          35,000            312
   Singapore Press Holdings                                49,959            683
   Singapore Telecommunications                           230,000            388
                                                                         -------
                                                                           4,343
                                                                         -------
South Africa -- 0.2%
   Sasol                                                   73,300            416
   South African Brewery                                  101,117            811
                                                                         -------
                                                                           1,227
                                                                         -------
South Korea -- 0.0%
   Korea Telecom ADR*                                       5,300            169
                                                                         -------
                                                                             169
                                                                         -------
Spain -- 2.1%
   Endesa                                                 128,100          2,727
   Repsol                                                 101,200          1,833
   Sevillana de Electricidad                               48,600            563
   Telefonica de Espana*                                  199,321          9,563
                                                                         -------
                                                                          14,686
                                                                         -------
Sweden -- 3.5%
   Astrazeneca                                             81,368          3,200
   Boliden*                                                10,551             24
   Electrolux, Ser B                                      296,981          5,754
   Ericsson, Ser B                                        397,600         10,618
   Foreningssparbaken, Ser A                               30,000            614
   Hennes & Mauritz, Ser B                                 52,000          1,168
   Investor, Ser B                                         27,812            301
   Scania, Ser A                                           47,000          1,189
   Skandinaviska Enskilda Bank                             32,500            393
   SKF, Ser B                                              41,600            651
   Trelleborg, Ser B                                       27,000            240
                                                                         -------
                                                                          24,152
                                                                         -------
Switzerland -- 4.9%
   Adecco                                                  11,062          5,787
   Baloise Holding                                          3,580          2,565
   Compagnie Financiere Richemont                             960          1,549
   Credit Suisse Group                                      5,200            902
   Holderbank Financiere Glarus                             1,275          1,516
   Nestle, Registered                                       2,017          3,625
   Novartis                                                 1,100          1,596
   Sairgroup - Registered                                   8,050          1,813
   Schweizerische Rueckversicherungs                          540          1,024
   Sulzer                                                     330            199

--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
   Swisscom                                                 3,916        $ 1,410
   UBS, Registered                                         24,460          7,079
   Zurich Allied                                            8,085          4,754
                                                                         -------
                                                                          33,819
                                                                         -------
Taiwan -- 0.2%
   Taiwan Semiconductor ADR*                               42,000          1,100
                                                                         -------
                                                                           1,100
                                                                         -------
United Kingdom -- 20.5%
   3I Group                                               136,900          1,546
   Abbey National                                         327,100          6,767
   Allied Zurich                                           37,075            473
   Astrazeneca                                             37,200          1,480
   Barclays Bank                                          320,003          9,714
   Berkeley Group                                          73,944            812
   BG                                                      44,400            244
   Boc Group                                               81,600          1,398
   British Sky Broadcasting                               696,500          6,623
   British Telecom                                        447,279          7,467
   Cadbury Schweppes                                      187,000          1,269
   CGU                                                    441,950          6,463
   CMG                                                     33,800            888
   Coca-Cola Beverages*                                   149,000            272
   EMI Group                                              132,000            932
   George Wimpey                                          212,500            542
   GKN                                                     16,700            279
   Glaxo Wellcome                                         192,991          5,422
   Great Universal Stores                                 578,000          6,173
   Hanson                                                  54,000            490
   Kingfisher                                             462,000          5,812
   Lasmo                                                  448,700            950
   Lex Service                                             94,000            846
   National Westminster Bank                              348,686          8,007
   Next                                                   184,000          2,141
   Orange*                                                 77,200          1,070
   Powergen                                                88,000            958
   Railtrack Group                                        145,600          2,986
   Reuters Group                                          153,300          2,125
   RJB Mining                                             174,700            143
   Royal & Sun Alliance                                   109,545            897
   Scottish Power                                          67,800            585
   Shell Transportation & Trading                         140,000          1,014
   Siebe                                                  471,000          2,149
   Signet Group                                           692,600            566
   Smithkline Beecham                                     522,610          6,822
   Standard Chartered Bank                                634,700          9,613
   Tate & Lyle                                            143,000            940
   Thames Water                                            99,366          1,577
   TI Group                                               145,000          1,117
   United Assurance Group                                  85,700            564

================================================================================

--------------------------------------------------------------------------------
                                                       Shares/Face     Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
   United Utilities                                       464,500       $  5,613
   Vodafone Group                                         911,356         17,377
   Whitbread, Ser A                                       441,500          7,951
   Yorkshire Water                                        115,200            811
                                                                        --------
                                                                         141,888
                                                                        --------
Total Foreign Common Stocks
   (Cost $590,162)                                                       662,249
                                                                        --------

Foreign Preferred Stocks -- 0.1%
Italy -- 0.1%
   Fiat*                                                  665,000          1,030
                                                                        --------
Total Foreign Preferred Stocks
   (Cost $1,558)                                                           1,030
                                                                        --------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill (3)
     4.699%, 02/03/00                                    $  1,500          1,453
                                                                        --------
Total U.S. Treasury Obligation
   (Cost $1,454)                                                           1,453
                                                                        --------

Repurchase Agreements -- 0.9%
   Morgan Stanley (3)
     4.78%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $841,492 (collateralized
     by RFCP, par value $35,710,000,
     0.000%, due 10/15/19, market
     value $9,647,735)                                        841            841
   State Street Bank
     4.00%, dated 05/28/99, matures
     06/01/99, repurchase price
     $5,089,261 (collateralized by
     U.S. Treasury Note, 7.125%,
     due 02/15/23, par value
     $4,555,000, market
     value $5,199,451)                                      5,087          5,087
                                                                        --------
Total Repurchase Agreements
   (Cost $5,928)                                                           5,928
                                                                        --------
Total Investments -- 97.1%
   (Cost $599,102)                                                       670,660
                                                                        --------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

* Non-income producing security

ADR -- American Depository Receipt

Cl -- Class

'F' -- Foreign

RFCP -- Refcorp Bonds Callable Principal

RNC -- Risparmio Non-Convertible

Ser -- Series

Amounts designated as  "--" are either $0 or have been rounded to $0.

(1) Security fair valued using methods determined in good faith by the valuation committee of the Board of Trustees.

(2) The repatriation of proceeds received from the sale of these securitites are subject to a levy depending upon the length of time the position has been held. This levy is applicable to securities purchased before February 15, 1999. These securities are considered illiquid and are being fair valued using methods determined in good faith by the valuation committee of the Board of Trustees.

(3) Securities segregated to collateralize futures contracts with an aggregate market value of $2,492,405.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
SEI Institutional Investments Trust -- May 31, 1999
                                                                 ---------------
                                                                  International
                                                                     Equity
                                                                       Fund
                                                                 --------------
Assets:
   Investment securities (Cost $599,102)                             $ 670,660
   Foreign currency (Cost $4,870)                                        4,923
   Accrued income                                                        2,895
   Investment securities sold                                           22,919
   Capital shares sold                                                   8,655
   Other assets                                                            133
                                                                     ---------
   Total Assets                                                        710,185
                                                                     ---------
Liabilities:
   Investment securities purchased                                      19,120
   Capital shares redeemed                                                  84
   Accrued expenses                                                        464
   Other payables                                                          128
                                                                     ---------
   Total Liabilities                                                    19,796
                                                                     ---------
   Net Assets                                                          690,389
                                                                     ---------
                                                                     ---------
Net Assets:
   Capital shares (unlimited authorization -- no par value)
     based on 59,634,564 outstanding shares
     of beneficial interest                                            605,232
   Undistributed net investment income                                   3,532
   Accumulated net realized gain on investments                         10,052
   Net unrealized depreciation on forward foreign currency
     contracts, foreign currencies and translation of other
     assets and liabilities in foreign currencies                          (40)
   Net unrealized appreciation on futures contracts                         55
   Net unrealized appreciation on investments                           71,558
                                                                     ---------
   Total Net Assets                                                    690,389
                                                                     ---------
                                                                     ---------

   Net Asset Value, Offering and Redemption Price Per Share          $   11.58
                                                                     ---------
                                                                     ---------


The accompanying notes are an integral part of the financial statements

STATEMENT OF OPERATIONS (000)
================================================================================

SEI Institutional Investments Trust -- For the year ended May 31, 1999


                                                       Large           Small        Core Fixed     International
                                                        Cap            Cap           Income          Equity
                                                        Fund           Fund            Fund            Fund
                                                     ---------       ---------      ----------     -------------
Investment Income:
   Dividends                                         $  17,464       $   1,884       $    --         $  11,207
   Interest                                              1,916             904          53,013           1,219
   Less: Foreign taxes withheld                             --              --             --           (1,210)
                                                     ---------       ---------       ---------       ---------
   Total Investment Income                              19,380           2,788          53,013          11,216
                                                     ---------       ---------       ---------       ---------
Expenses:
   Management fees                                         680             161             443             306
   Less: Management fees waived                           (680)           (161)           (443)           (306)
   Investment advisory fees                              5,439           2,091           2,658           3,124
   Less: Investment advisory fees waived                 2,243            (450)         (1,575)         (1,064)
   Custodian fees                                           90              18              87             439
   Transfer agent fees                                      55              13              35              24
   Professional fees                                        56              10              32              23
   Registration fees                                        64              17             255              28
   Printing fees                                            68              16              53              18
   Trustee fees                                             19               4              12              20
   Miscellaneous fees                                       20              11              45              34
                                                     ---------       ---------       ---------       ---------
   Total Expenses                                        3,568           1,730           1,602           2,646
                                                     ---------       ---------       ---------       ---------
Net Investment Income                                   15,812           1,058          51,411           8,570
                                                     ---------       ---------       ---------       ---------
Net Realized and Unrealized Gain (Loss) on
   Investments:
   Net realized gain (loss) from
     security transactions                              60,016         (23,475)          7,499          15,095
   Net realized gain (loss) from futures contracts      (4,019)         (1,132)         (3,949)            691
   Net realized gain from written options                   --              --             570             --
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions            --              --              --          (1,578)
   Net change in unrealized depreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                      --              --              --              20
   Net change in unrealized appreciation
     (depreciation) on investments                     188,281           4,492         (26,457)         23,352
   Net change in unrealized appreciation
     (depreciation) on futures contracts                    84             441            (314)           (698)
   Net change in unrealized appreciation
     on written options                                     --              --              43              --
                                                     ---------       ---------       ---------       ---------
   Net Realized and Unrealized Gain (Loss)
     on Investments, Future Contracts and
     Foreign Currency Transactions                     244,362         (19,674)        (22,608)         36,882
                                                     ---------       ---------       ---------       ---------
Net Increase (Decrease) in Net Assets
   from Operations                                   $ 260,174       $ (18,616)      $  28,803       $  45,452
                                                     =========       =========       =========       =========


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI Institutional Investments Trust -- For the years ended May 31


                                       -------------------------    --------------------------    -------------------------
                                                  Large                       Small                      Core Fixed
                                                   Cap                         Cap                         Income
                                                  Fund                         Fund                         Fund
                                       -------------------------    --------------------------    -------------------------
                                           1999          1998           1999           1998           1999           1998
                                       -------------------------    --------------------------    -------------------------
Operations:
   Net investment income               $   15,812    $    10,602    $     1,058    $     1,388    $    51,411    $    33,988
   Net realized gain (loss) from
     security transactions
     and futures contracts                 55,997         38,324        (24,607)        28,140          4,120          9,813
   Net realized gain (loss) on
     forward foreign currency
     contracts and foreign
     currency transactions                   --             --             --             --             --             --
   Net change in unrealized
     appreciation (depreciation)
     on forward foreign currency
     contracts, foreign currencies,
     and translation of other assets
     and liabilities denominated
     in foreign currencies                   --             --             --             --             --             --
   Net change in unrealized
     appreciation (depreciation)
     on investments and
     futures contracts                    188,365        167,479          4,933         16,516        (26,728)        12,162
                                       ----------    -----------    -----------    -----------    -----------    -----------
   Net increase (decrease) in
     net assets from operations           260,174        216,405        (18,616)        46,044         28,803         55,963
                                       ----------    -----------    -----------    -----------    -----------    -----------
Dividends Distributed From:
   Net investment income                  (15,387)        (9,415)        (1,154)        (1,288)       (51,404)       (33,994)
   Net realized gains                     (32,013)       (14,826)       (24,843)        (8,430)       (13,815)        (2,673)
                                       ----------    -----------    -----------    -----------    -----------    -----------
   Total dividends distributed            (47,400)       (24,241)       (25,997)        (9,718)       (65,219)       (36,667)
                                       ----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions:
     Proceeds from shares issued          557,703        682,733        240,758        211,227        478,577        479,000
     Reinvestment of distributions         47,272         24,079         25,950          9,646         65,351         36,001
     Cost of shares redeemed             (297,141)      (188,457)      (185,611)       (78,785)      (224,381)      (120,365)
                                       ----------    -----------    -----------    -----------    -----------    -----------
Increase in Net Assets Derived
    from Capital Share Transactions       307,834        518,355         81,097        142,088        319,547        394,636
                                       ----------    -----------    -----------    -----------    -----------    -----------
       Net increase in net assets         520,608        710,519         36,484        178,414        283,131        413,932

Net Assets:
   Beginning of period                  1,149,337        438,818        302,355        123,941        763,236        349,304
                                       ----------    -----------    -----------    -----------    -----------    -----------
   End of period                       $1,669,945     $1,149,337    $   338,839    $   302,355    $ 1,046,367    $   763,236
                                       ==========     ==========    ===========    ===========    ===========    ===========
Capital Share Transactions:
     Shares issued                         33,151         46,459         21,342         16,923         45,017         45,756
     Reinvestment of distributions          2,878          1,634          2,527            782          6,174          3,438
     Shares redeemed                      (17,609)       (12,452)       (17,065)        (6,065)       (21,076)       (11,466)
                                       ----------    -----------    -----------    -----------    -----------    -----------
   Net increase in capital shares          18,420         35,641          6,804         11,640         30,115         37,728
                                       ==========     ==========    ===========    ===========    ===========    ===========


                                          --------------------------
                                                 International
                                                    Equity
                                                     Fund
                                          --------------------------
                                              1999          1998
                                          --------------------------
Operations:
   Net investment income                  $     8,570    $     9,880
   Net realized gain (loss) from
     security transactions
     and futures contracts                     15,786         19,484
   Net realized gain (loss) on
     forward foreign currency
     contracts and foreign
     currency transactions                     (1,578)           271
   Net change in unrealized
     appreciation (depreciation)
     on forward foreign currency
     contracts, foreign currencies,
     and translation of other assets
     and liabilities denominated
     in foreign currencies                         20            (55)
   Net change in unrealized
     appreciation (depreciation)
     on investments and
     futures contracts                         22,654         27,231
                                          -----------    -----------
   Net increase (decrease) in
     net assets from operations                45,452         56,811
                                          -----------    -----------
Dividends Distributed From:
   Net investment income                       (9,587)        (7,086)
   Net realized gains                         (19,163)        (9,801)
                                          -----------    -----------
   Total dividends distributed                (28,750)       (16,887)
                                          -----------    -----------
Capital Share Transactions:
     Proceeds from shares issued              222,376        386,064
     Reinvestment of distributions             28,695         12,731
     Cost of shares redeemed                 (131,805)      (268,961)
                                          -----------    -----------
Increase in Net Assets Derived
    from Capital Share Transactions           119,266        129,834
                                          -----------    -----------
       Net increase in net assets             135,968        169,758

Net Assets:
   Beginning of period                        554,421        384,663
                                          -----------    -----------
   End of period                          $   690,389    $   554,421
                                          ===========    ===========
Capital Share Transactions:
     Shares issued                             20,211         36,229
     Reinvestment of distributions              2,609          1,294
     Shares redeemed                          (12,019)       (24,677)
                                          -----------    -----------
   Net increase in capital shares              10,801         12,846
                                          ===========    ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
================================================================================
SEI Institutional Investments Trust -- For the periods ended May 31



For a Share Outstanding Throughout each Period




                                            Net
                                         Realized
            Net Asset                       and           Distributions    Distributions
              Value        Net           Unrealized         from Net           from             Net Asset
            Beginning   Investment    Gains/(Losses) on    Investment    Realized Capital       Value End          Total
            of Period     Income         Securities          Income            Gains            of Period          Return
------------------------------------------------------------------------------------------------------------------------------

--------------
Large Cap Fund
--------------
  1999       $16.35       $0.20            $ 2.88            $(0.20)           $(0.41)            $18.82            19.40%
  1998        12.66        0.18              3.98             (0.18)            (0.29)             16.35            33.36
  1997(1)     10.00        0.17              2.63             (0.14)              --               12.66            28.22

--------------
Small Cap Fund
--------------
  1999       $13.12       $0.03            $(0.89)           $(0.04)           $(0.87)            $11.35            (5.81)%
  1998        10.86        0.07              2.78             (0.07)            (0.52)             13.12            26.68
  1997(1)     10.00        0.06              0.85             (0.05)            --                 10.86             9.18

----------------------
Core Fixed Income Fund
----------------------
  1999       $10.57       $0.62            $(0.18)           $(0.63)           $(0.16)            $10.22             4.15%
  1998        10.13        0.64              0.50             (0.64)            (0.06)             10.57            11.60
  1997(1)     10.00        0.64              0.17             (0.64)            (0.04)             10.13             8.28

-------------------------
International Equity Fund
-------------------------
  1999       $11.35       $0.10            $ 0.65            $(0.17)           $(0.35)            $11.58             6.93%
  1998        10.69        0.19              0.86             (0.16)            (0.23)             11.35            10.40
  1997(1)     10.00        0.14              0.61             (0.05)            (0.01)             10.69             7.56





                                                                                           Ratio of
                                                                            Ratio of    Net Investment
                                                            Ratio of        Expenses        Income
                                             Ratio of    Net Investment    to Average     to Average
                              Net Assets     Expenses        Income        Net Assets     Net Assets   Portfolio
                                End of      to Average     to Average      (Excluding     (Excluding    Turnover
                             Period (000)   Net Assets     Net Assets        Waivers)       Waivers)      Rate
-------------------------------------------------------------------------------------------------------------------

--------------
Large Cap Fund
--------------
  1999                        $1,669,945       0.26%          1.16%            0.48%          0.94%        60%
  1998                         1,149,337       0.32           1.28             0.50           1.10         72
  1997(1)                        438,818       0.34           1.65             0.53           1.46         71

--------------
Small Cap Fund
--------------
  1999                        $  338,839       0.54%          0.33%            0.73%          0.14%       154%
  1998                           302,355       0.59           0.61             0.75           0.45        120
  1997(1)                        123,941       0.60           0.70             0.79           0.51        163

----------------------
Core Fixed Income Fund
----------------------
  1999                        $1,046,367       0.18%          5.81%            0.41%          5.58%       393%
  1998                           763,236       0.20           6.13             0.41           5.92        324
  1997(1)                        349,304       0.21           6.60             0.42           6.39        194

-------------------------
International Equity Fund
-------------------------
  1999                        $  690,389       0.43%          1.40%            0.66%          1.17%        82%
  1998                           554,421       0.53           2.21             0.70           2.04        109
  1997(1)                        384,663       0.63           1.73             0.82           1.54        120




Amounts designated as "--" are either $0 or have been rounded to $0.

(1) The Funds commenced operations on June 14, 1996. All ratios except total return have been annualized.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
================================================================================

SEI Institutional Investments Trust -- May 31, 1999

1. Organization

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven funds: The Large Cap, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     Security Valuation -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued in good faith using methods determined under general Trustee supervision.

     Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

     Net Asset Value Per Share -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     Discount and Premium Amortization -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

     Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

     Foreign Currency Translation -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate that portion of gains and losses on investments in

================================================================================


equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     Futures Contracts -- Each of the Funds utilized futures contracts during the period ended May 31, 1999. The Large Cap, Small Cap, and International Equity Fund's investment in Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.

     Option Selling/Purchasing -- The Core Fixed Income Fund may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Large Cap, Small Cap, and International Equity Funds may invest in financial options contracts. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

     TBA and Other Purchase Commitments -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     Structured Notes and Indexed Notes -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

     Distributions -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises. Accordingly for the Small Cap and International Equity Fund, $12,000 and $103,000 respectively, was reclassified between accu-

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

mulated net realized gain and accumulated net investment income. This reclassification has no effect on net assets or net asset values per share.

     Other -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3. Management, Investment Advisory and Distribution Agreements

The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of .05% of the average daily net assets of each Fund. The Manager has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.

     The Trust and SEIInvestments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .40% of the Large Cap Fund's average daily net assets, at an annual rate of
 .65% of the Small Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of .51% of the International Equity Fund's average daily net assets. The Adviser has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Adviser.

     Alliance Capital Management L.P., Provident Investment Counsel, Inc., LSV Asset Management and Mellon Equity Associates, LLP each serve as an investment sub-adviser to a portion of the assets of the Large Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Sanford C. Bernstein & Co., Inc. and TCW Funds Management Inc. also serve as investment sub-advisers to a portion of the assets of the Large Cap Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 15, 1997 and September 10, 1998, respectively.

     Nicholas-Applegate Capital Management Inc., and Boston Partners Asset Management, L.P. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Furman Selz Capital Management, LLC, LSV Asset Management, Polynous Capital Management, RS Investment Management, and Mellon Equity Associates also serve as investment sub-advisers to a portion of the assets and are parties to agreements with the Trust and SIMC dated October 1, 1996, May 1, 1997, December 15, 1997, September 30, 1998, and September 10, 1998, respectively. Artisan Partners and Sawgrass Investment Advisers also serve as investment sub-advisers to a portion of the assets of the Fund and are parties to agreements with the Trust and SIMC dated March 26, 1999, and March 30, 1999, respectively.

     Western Asset Management Company, BlackRock, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996.

     Acadian Asset Management, Inc. and SGY Asset Management each serve as an investment sub-adviser to a portion of the assets of the International

================================================================================


Equity Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Scottish Widows Investment Management Limited and Capital Guardian Trust Company also serve as investment sub-advisers to a portion of the assets and are parties to agreements with the Trust and SIMC dated March 23, 1998 and June 29, 1998, respectively.

4. Organizational Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.

     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

     The Large Cap, Small Cap and International Equity Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended May 31, 1999 were $11,054, $7,657 and $5,054, respectively.

5. Forward Foreign Currency Contracts

The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

     The following forward foreign currency contracts were outstanding at May 31, 1999:


                                                              In              Unrealized
      Maturity                        Contracts to         Exchange          Appreciation
        Dates                       Deliver/Receive           For           (Depreciation)
   --------------------------     -------------------    --------------     --------------
International Equity Portfolio:
-------------------------------
Foreign Currency Sales:
6/1/99-6/2/99     EC                     881,465            $919,544             $ --
                                                            --------             ----
Foreign Currency Purchases:
6/1/99            SD                     734,681            $425,778              148
                                                            ========             ====
                                                                                 $148

Currency Legend
EC    Euro Currency
SD    Singapore Dollar

6. Investment Transactions

The cost of security purchases and proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments during the period ended May 31, 1999, were as follows:

                               Purchases (000)                Sales (000)
                          --------------------------  --------------------------
                          U.S. Gov't        Other     U.S. Gov't        Other
                          ----------      ----------  ----------      ----------
Large Cap Fund                    --      $1,068,245          --      $  800,538
Small Cap Fund                    --         534,633          --          67,868
Core Fixed
  Income Fund               $3,350,190       219,706     3,166,914       134,129
International
  Equity Fund                     --         577,903          --         484,847

     The aggregate gross unrealized appreciation and depreciation on investments and futures contracts held by the Funds at May 31, 1999 are as follows:

                                                          Net
                                                      Unrealized
                  Appreciated       Depreciated      Appreciation/
                  Securities        Securities      (Depreciation)
                     (000)             (000)             (000)
                  ----------        ----------        -----------
Large Cap
  Fund             465,804           (34,549)          431,255
Small Cap
  Fund              55,469           (26,197)           29,272
Core Fixed
  Income Fund        7,217           (20,888)          (13,671)
International
  Equity Fund       92,488           (20,875)           71,613

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999

     At May 31, 1999, the Small Cap Fund had capital loss carryforwards to the extent provided in the regulations for Federal income tax as follows:

                      Capital Loss
                        Carryover
                         Expires
                        05/31/07
                       -----------
                       $20,049,291

     The Core Fixed Income Fund, Small Cap Fund, and International Equity Fund incurred losses from November 1, 1998 to May 31, 1999 in the amounts of $4,219,411, $364,623 and $713,190, respectively. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ended May 31, 2000.

7. Concentration of Risks

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. Futures Contracts
The following Funds had futures contracts open as of May 31, 1999:

                 Number                            Unrealized
   Contract        of      Trade      Settlement   Gain/(Loss)
Description     Contracts  Price         Month        (000)
-----------     ---------  -----      ----------   -----------

Large Cap Fund
S & P 500          14    $1,304.45     June 1999       (25)
S & P 500           3     1,302.50     June 1999        (4)
S & P 500           2     1,331.20     June 1999       (17)
S & P 500           2     1,342.50     June 1999       (23)
S & P 500           1     1,334.50     June 1999        (9)
S & P 500           1     1,331.50     June 1999        (9)
S & P 500           1     1,299.50     June 1999        (1)
                                                      ----
                                                      $(88)
                                                      ====
                               Number
   Contract                      of          Trade     Settlement    Unrealized
Description                   Contracts      Price        Month      Gain/(Loss)
-----------                   ---------    ---------   ----------    -----------

Small Cap Fund
Russell 2000                      5        $  437.50   June 1999              9
Russell 2000                      2           438.50   June 1999              2
                                                                           ----
                                                                            $11
                                                                           ====

Core Fixed Income Fund
U.S. 5 Year Note               (135)      $   110.58   June 1999            139
U.S. 5 Year Note                (61)          109.86   June 1999             19
U.S. 5 Year Note                (40)          110.45   June 1999             36
U.S. 5 Year Note                (33)          110.08   June 1999             17
U.S. 5 Year Note                (26)          109.99   June 1999             11
U.S. 5 Year Note                (16)          111.30   June 1999             28
U.S. 5 Year Note                 (2)          111.73   June 1999              4

U.S. 5 Year Bond                (20)      $   109.66   September 1999        13

U.S. 10 Year Note               (34)      $   113.75   June 1999             53
U.S. 10 Year Note                (7)          112.60   June 1999              3
U.S. 10 Year Note                (7)          112.41   September 1999         6

U.S. 30 Year Bond               137       $   120.49   June 1999           (355)
U.S. 30 Year Bond                36           120.25   June 1999            (84)
U.S. 30 Year Bond                25           119.53   June 1999            (41)
U.S. 30 Year Bond                21           120.13   June 1999            (47)
U.S. 30 Year Bond               (29)          118.02   September 1999        16
U.S. 30 Year Bond               (11)          117.38   September 1999        (1)
U.S. 30 Year Bond                (6)          117.16   September 1999        (2)
U.S. 30 Year Bond                16            99.47   March 2000           (39)
                                                                           ----
                                                                          $(224)
                                                                          =====
International Equity Fund
Australia Ords Index              2            2,955   June 1999             (3)

CAC 40 Index                      6            3,991   June 1999             19

DAX Index                         2            4,840   June 1999             12

FTSE 100 Index                    8            6,284   June 1999             (6)

Hang Seng Index                   1           12,542   June 1999             (3)

IBEX Index                        2           10,042   June 1999             __

NIKKEI 225 Index                  9           14,835   June 1999             42

MIB 30 Index                      1           36,195   June 1999             (6)
                                                                          -----
                                                                            $55
                                                                          =====
40

================================================================================

9. Written Options Transactions

Written option transactions entered into during the year ending May 31, 1999 are summarized as follows ($ in thousands):
                                                    Core Fixed Income
                                        -------------------------------------
                                        # of Contracts                Premium
                                        --------------                -------
Balance at the beginning
   of period                                   (33)                       29
Written                                     (5,073)                   (3,431)
Expired                                        841                       346
Exercised                                       54                        21
Closing Buys                                 3,218                     2,319
                                            ------                    ------
Balance at end of period                      (993)                     (716)
                                            ------                    ------
                                            ------                    ------

At May 31, 1999 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

NOTICE TO SHAREHOLDERS
================================================================================
SEI Institutional Investments Trust -- May 31, 1999 (Unaudited)

For shareholders that do not have a May 31, 1999 taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 1999 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 1999 the Funds of the SEI Institutional Investments Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                                                   (A)                 (B)
                                                                Long Term           Ordinary
                                                              Capital Gains          Income                Total
                                                              Distributions       Distributions        Distributions
Portfolio                                                      (Tax Basis)         (Tax Basis)          (Tax Basis)
----------                                                    -------------       -------------        -------------
Large Cap Fund                                                    29%                   71%                 100%
Small Cap Fund                                                    39%                   61%                 100%
Core Fixed Income Fund                                             2%                   98%                 100%
International Equity Fund                                         31%                   69%                 100%

                                                                   (C)                 (D)                  (E)
                                                               Qualifying          Tax-Exempt             Foreign
Portfolio                                                     Dividends(1)          Interest             Tax Credit
----------                                                    -------------        ------------        --------------
Large Cap Fund                                                   100%                  0%                     0%
Small Cap Fund                                                   100%                  0%                     0%
Core Fixed Income Fund                                             N/A                 0%                     0%
International Equity Fund                                          0%                  0%                     6%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) See attached notice which details the per share amount of foreign taxes paid by country and the per share amount of each dividend that represents income derived from sources within each country.

Items (A) and (B) are based on the percentage of each fund's total distribution.

Items (C) and (E) are based on the percentage of ordinary income distributions of each fund.

Item (D) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

================================================================================


For Taxpayers filing on a calendar year basis, this notice is for informational purposes only:

The SEI Institutional Investments Trust International Equity Fund has made an election under Section 853 of the Internal Revenue Code (the "Code") to provide a foreign tax deduction or credit to their shareholders for the fiscal year ended May 31, 1999. The information provided below is pertinent to taxpayers who meet the following two criteria: 1) file a U.S. Federal Income Tax Return and 2) held shares of the Fund on the dividend record date of December 31, 1998 and satisfy the applicable requirements of the Code.

The amount per share of income from and foreign taxes paid to each country is listed in the following schedule:

                            International Equity Fund

                                                  Gross              Foreign
Country                                          Dividend           Taxes Paid
--------                                       ------------        ------------
Argentina ..............................       $     0.0003        $     0.0000
Austria ................................             0.0018              0.0010
Belgium ................................             0.0023              0.0002
Brazil .................................             0.0003              0.0000
Canada .................................             0.0008              0.0001
Denmark ................................             0.0020              0.0004
Finland ................................             0.0030              0.0004
France .................................             0.0145              0.0000
Germany ................................             0.0107              0.0015
Great Britain ..........................             0.0543              0.0066
Hong Kong ..............................             0.0078              0.0000
Italy ..................................             0.0045              0.0008
Japan ..................................             0.0149              0.0027
Malaysia ...............................             0.0005              0.0002
Netherlands ............................             0.0092              0.0017
Norway .................................             0.0006              0.0001
New Zealand ............................             0.0008              0.0002
Singapore ..............................             0.0016              0.0005
South Africa ...........................             0.0001              0.0000
Spain ..................................             0.0044              0.0007
Sweden .................................             0.0041              0.0007
Switzerland ............................             0.0118              0.0022
United States ..........................             0.0303              0.0000
                                               ------------         -----------
                                               $     0.1906         $    0.0200
                                               ============         ===========

                                      NOTES

================================================================================
SEI INSTITUTIONAL
INVESTMENTS TRUST
================================================================================
ANNUAL REPORT
================================================================================
May 31, 1999


Robert A. Nesher
Chairman

Trustees
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

Officers
Edward D. Loughlin
President and Chief Executive Officer
Mark Nagle
Controller and Chief Financial Officer
Todd Cipperman
Vice President, Assistant Secretary
Kevin P. Robins
Vice President, Assistant Secretary
Lynda Striegel
Vice President, Assistant Secretary
James Foggo
Vice President, Assistant Secretary
Cynthia M. Parrish
Vice President, Assistant Secretary
Richard W. Grant
Secretary

Investment Adviser
SEI Investments Management Corporation

Manager and Shareholder Servicing Agent
SEI Investments Fund Management

Distributor
SEI Investments Distribution Co.

Independent Accountants
PricewaterhouseCoopers LLP

Legal Counsel
Morgan, Lewis & Bockius LLP


This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Investments Distribution Co., the Distributor of the SEI Funds, is not affiliated with any bank.

For more information call 1Bullet800BulletDIALBulletSEI/1Bullet
800Bullet342Bullet5734

[LOGO}

Investments
Distribution
Co.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-140-01